                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC,
                                       2020 Calamos Court,
                                       Naperville, Illinois
                                       60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
COMMON STOCKS (99.8%)
                 CONSUMER DISCRETIONARY (10.7%)
     1,600,000   AnnTaylor Stores Corp.#@                        $    69,408,000
     3,700,000   Best Buy Company, Inc.                              202,908,000
       650,000   Black & Decker Corp.@                                54,899,000
     1,800,000   Carter's, Inc.#@                                     47,574,000
       500,000   Central European Media Enterprises Ltd.#@            31,595,000
     1,300,000   Cheesecake Factory, Inc.#@                           35,035,000
       800,000   Choice Hotels International, Inc.                    48,480,000
     2,400,000   Circuit City Stores, Inc.                            65,328,000
     3,100,000   Coach, Inc.#@                                        92,690,000
     1,500,000   Coldwater Creek, Inc.#@                              40,140,000
     1,800,000   Dress Barn, Inc.#@                                   45,630,000
       850,000   GameStop Corp.#@                                     35,700,000
       900,000   Group 1 Automotive, Inc.@                            50,706,000
     1,600,000   Guess?, Inc.#@                                       66,800,000
     1,100,000   Gymboree Corp.#@                                     38,236,000
       900,000   ITT Educational Services, Inc.#@                     59,229,000
     1,800,000   KB Home@                                             82,530,000
     1,050,000   Laureate Education, Inc.#@                           44,761,500
     4,200,000   Marriott International, Inc.@                       160,104,000
     2,800,000   Nordstrom, Inc.@                                    102,200,000
     4,000,000   Office Depot, Inc.#@                                152,000,000
       800,000   Panera Bread Company#@                               53,792,000
     1,500,000   Pinnacle Entertainment, Inc.#@                       45,975,000
     1,200,000   Polo Ralph Lauren Corp.                              65,880,000
     1,400,000   Sotheby's Holdings, Inc.#@                           36,750,000
       800,000   Thor Industries, Inc.@                               38,760,000
     1,000,000   Too, Inc.#@                                          38,390,000
       600,000   Tractor Supply Company#@                             33,162,000
     1,500,000   Weight Watchers International, Inc.                  61,335,000
     1,700,000   Wendy's International, Inc.@                         99,093,000
                                                                  --------------
                                                                   1,999,090,500
                                                                  --------------
                 CONSUMER STAPLES (1.0%)
       500,000   Brown-Forman Corp.@                                  35,725,000
     2,600,000   CVS Corp.@                                           79,820,000
     1,200,000   Whole Foods Market, Inc.                             77,568,000
                                                                  --------------
                                                                     193,113,000
                                                                  --------------
                 ENERGY (11.7%)
     2,900,000   Baker Hughes, Inc.@                                 237,365,000
     5,000,000   BJ Services Company@                                186,300,000
     1,900,000   Cameron International Corp.#@                        90,763,000
     3,800,000   CONSOL Energy, Inc.@                                177,536,000
     2,200,000   Diamond Offshore Drilling, Inc.@                    184,646,000
       500,000   EOG Resources, Inc.                                  34,670,000
     1,200,000   FMC Technologies, Inc.#                              80,952,000
     3,500,000   Global Industries, Ltd.#@                            58,450,000
     1,150,000   Grant Prideco, Inc.#@                                51,462,500
     1,200,000   Helix Energy Solutions Group, Inc.#@                 48,432,000
     1,300,000   Helmerich & Payne, Inc.@                             78,338,000
     1,500,000   Holly Corp.                                          72,300,000
     2,200,000   Nabors Industries Ltd.#@                             74,338,000
     1,000,000   Oceaneering International, Inc.#@                    45,850,000
     1,100,000   Patterson-UTI Energy, Inc.@                          31,141,000
     3,700,000   Peabody Energy Corp.@                               206,275,000
     2,400,000   Pride International, Inc.#@                          74,952,000
     1,300,000   Valero Energy Corp.@                                 86,476,000

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
     7,400,000   Weatherford International, Ltd.#@               $   367,188,000
                                                                 ---------------
                                                                   2,187,434,500
                                                                 ----------------
                 FINANCIALS (10.7%)
       850,000   AllianceBernstein Holding L.P.@                      51,969,000
     4,800,000   Ameritrade Holding Corp.@                            71,088,000
       850,000   Assurant, Inc.@                                      41,140,000
       450,000   Bear Stearns & Company                               63,036,000
    11,700,000   Charles Schwab Corp.@                               186,966,000
       350,000   Chicago Mercantile Exchange Holdings, Inc.@         171,902,500
     2,000,000   CIT Group, Inc.                                     104,580,000
     6,200,000   E*TRADE FINANCIAL Corp.#@                           141,484,000
       800,000   Franklin Resources, Inc.                             69,448,000
     1,600,000   Investment Technology Group, Inc.#@                  81,376,000
     4,000,000   Janus Capital Group, Inc.@                           71,600,000
     2,800,000   Jefferies Group, Inc.@                               82,964,000
     3,002,000   Lehman Brothers Holdings, Inc.@                     195,580,300
     2,802,000   Loews Corp.                                          99,330,900
     2,200,000   Moody's Corp.@                                      119,812,000
     3,785,000   NASDAQ Stock Market, Inc.#@                         113,171,500
     1,400,000   optionsXpress Holdings, Inc.@                        32,634,000
     2,700,000   Principal Financial Group, Inc.@                    150,255,000
     3,000,000   T Rowe Price Group, Inc.@                           113,430,000
     1,500,000   W. R. Berkley Corp.                                  51,195,000
                                                                 ---------------
                                                                   2,012,962,200
                                                                 ---------------
                 HEALTH CARE (9.8%)
     1,300,000   Alcon, Inc.@                                        128,115,000
     2,000,000   Alkermes, Inc.#@                                     37,840,000
       900,000   Allergan, Inc.                                       96,534,000
     4,000,000   Applied Biosystems@                                 129,400,000
     1,552,300   Barr Pharmaceuticals, Inc.#                          74,029,187
     3,400,000   Caremark Rx, Inc.                                   169,558,000
     2,700,000   Celgene Corp.#@                                     128,061,000
       700,000   Covance, Inc.#@                                      42,854,000
     4,500,000   Express Scripts, Inc.#@                             322,830,000
     5,600,000   Gilead Sciences, Inc.#@                             331,296,000
       800,000   Intuitive Surgical, Inc.#@                           94,376,000
       800,000   Laboratory Corporation of America
                 Holdings#@                                           49,784,000
     1,748,000   Pharmaceutical Product Development,
                 Inc.@                                                61,389,760
     1,234,700   ResMed, Inc.#@                                       57,969,165
       590,000   TECHNE Corp.#@                                       30,042,800
     2,039,200   Thermo Electron, Corp.#                              73,900,608
                                                                 ---------------
                                                                   1,827,979,520
                                                                 ---------------
                 INDUSTRIALS (14.8%)
       800,000   Administaff, Inc.@                                   28,648,000
     7,000,000   AMR Corp.#@                                         177,940,000
       750,000   Brink's Company@                                     42,307,500
     1,700,000   C.H. Robinson Worldwide, Inc.@                       90,610,000
     5,300,000   Caterpillar, Inc.                                   394,744,000
       700,000   Ceradyne, Inc.#@                                     34,643,000
       450,000   Cooper Industries, Ltd.                              41,814,000
     1,375,000   Corporate Executive Board Company                   137,775,000
     1,000,000   Crane Co.@                                           41,600,000
     2,000,000   Dover Corp.@                                         98,860,000
     1,000,000   EGL, Inc.#                                           50,200,000
     1,100,000   EMCOR Group,  Inc.#@                                 53,537,000

                See accompanying Notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
       390,000   Equifax Inc.@                                   $    13,392,600
     2,000,000   Expeditors International of Washington, Inc.@       112,020,000
       800,000   Harsco Corp.                                         62,368,000
       900,000   Jacobs Engineering Group, Inc.#@                     71,676,000
     2,400,000   JLG Industries, Inc.@                                54,000,000
     1,800,000   Joy Global, Inc.@                                    93,762,000
       800,000   Landstar System, Inc.@                               37,784,000
       600,000   Lockheed Martin Corp.@                               43,044,000
     1,600,000   Manitowoc Company, Inc.@                             71,200,000
       700,000   Manpower Inc.@                                       45,220,000
     3,522,000   Monster Worldwide, Inc.#@                           150,248,520
     1,900,000   MSC Industrial Direct Company, Inc.                  90,383,000
     2,750,000   Norfolk Southern Corp.                              146,355,000
       900,000   Precision Castparts Corp.@                           53,784,000
     1,900,000   Rockwell Automation, Inc.                           136,819,000
     2,400,000   Shaw Group, Inc.#@                                   66,720,000
        67,500   Teledyne Technologies, Inc.#@                         2,211,300
     2,200,000   Thomas & Betts Corp.#@                              112,860,000
     2,550,000   Trinity Industries, Inc.                            103,020,000
       600,000   Watsco, Inc.@                                        35,892,000
     1,000,000   WESCO International, Inc.#@                          69,000,000
                                                                 ---------------
                                                                  2,764,437,920
                                                                 ---------------
                 INFORMATION TECHNOLOGY (33.7%)
     8,200,000   Advanced Micro Devices, Inc.#@                      200,244,000
     5,000,000   Agilent Technologies, Inc.#@                        157,800,000
     1,200,000   Ansys, Inc.#@                                        57,384,000
    10,700,000   Apple Computer, Inc.#@                              611,184,000
     2,900,000   Arrow Electronics, Inc.#                             93,380,000
    17,000,000   Atmel Corp.#@                                        94,350,000
     4,900,000   BEA Systems Inc#@                                    64,141,000
     5,900,000   BMC Software, Inc.#@                                141,010,000
     1,800,000   Brightpoint, Inc.#@                                  24,354,000
     6,300,000   Broadcom Corp.#@                                    189,315,000
     6,500,000   Brocade Communications Systems, Inc.#@               39,910,000
     3,100,000   Cadence Design Systems, Inc.#@                       53,165,000
     3,000,000   CheckFree Corp.#@                                   148,680,000
     4,900,000   Citrix Systems, Inc.#@                              196,686,000
     1,683,000   CNET Networks, Inc.#@                                13,430,340
     1,700,000   Cognizant Technology Solutions Corp.#@              114,529,000
     6,700,000   Compuware Corp.#@                                    44,890,000
     3,200,000   Convergys Corp.#                                     62,400,000
       514,400   DST Systems, Inc.#@                                  30,606,800
     4,400,000   Electronic Data Systems Corp.@                      105,864,000
     1,400,000   F5 Networks, Inc.#@                                  74,872,000
     3,900,000   Fairchild Semiconductor International, Inc.#@        70,863,000
     5,100,000   Foundry Networks, Inc.#@                             54,366,000
     1,500,000   Global Payments Inc.@                                72,825,000
     1,400,000   Google, Inc.#@                                      587,062,000
     2,200,000   Harris Corp.                                         91,322,000
    10,000,000   Hewlett-Packard Company@                            316,800,000
     1,050,000   Hyperion Solutions Corp.#                            28,980,000
     3,100,000   Informatica Corp.#@                                  40,796,000
     4,600,000   Intersil Corp.@                                     106,950,000
     2,000,000   Iron Mountain, Inc.#@                                74,760,000
     2,500,000   Jabil Circuit, Inc.                                  64,000,000
    14,700,000   JDS Uniphase Corp.#@                                 37,191,000
     1,800,000   Lam Research Corp.#@                                 83,916,000

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
     9,300,000   LSI Logic Corp.#@                               $    83,235,000
     4,300,000   Marvell Technology Group, Ltd.#@                    190,619,000
     4,000,000   MEMC Electronic Materials, Inc.#@                   150,000,000
       950,000   Mettler-Toledo International, Inc.#                  57,541,500
     4,700,000   Micron Technology, Inc.#@                            70,782,000
     1,100,000   Molex, Inc.                                          36,927,000
     2,000,000   MoneyGram International, Inc.@                       67,900,000
     4,800,000   National Semiconductor Corp.@                       114,480,000
     1,600,000   Netease.Com, Inc.#@                                  35,728,000
     4,200,000   Nuance Communications, Inc.#@                        42,252,000
     5,000,000   NVIDIA Corp.#@                                      106,450,000
     1,600,000   OmniVision Technologies, Inc.#@                      33,792,000
     2,000,000   Paychex, Inc.@                                       77,960,000
       900,000   Rackable Systems, Inc.#@                             35,541,000
     3,300,000   Red Hat, Inc.#@                                      77,220,000
     2,400,000   Sabre Holdings Corp.@                                52,800,000
     1,000,000   Salesforce.com, Inc.#@                               26,660,000
     3,300,000   Sandisk Corp.#@                                     168,234,000
    11,800,000   Seagate Technology#@                                267,152,000
       900,000   SiRF Technology Holdings, Inc.#@                     28,998,000
     1,800,000   Synopsys, Inc.#@                                     33,786,000
     1,300,000   Tektronix, Inc.                                      38,246,000
     9,300,000   Tellabs, Inc.#                                      123,783,000
     1,000,000   Transaction Systems Architects, Inc.#@               41,690,000
     2,700,000   ValueClick, Inc.#@                                   41,445,000
     7,500,000   Western Digital Corp.#@                             148,575,000
                                                                 ---------------
                                                                   6,299,822,640
                                                                 ---------------
                 MATERIALS (4.0%)
     1,500,000   Alcan, Inc.@                                         70,410,000
     1,200,000   Alcoa, Inc.@                                         38,832,000
     1,400,000   Allegheny Technologies, Inc.@                        96,936,000
       350,000   Carpenter Technology Corp.@                          40,425,000
     1,500,000   Goldcorp, Inc.                                       45,330,000
       800,000   H.B. Fuller Company@                                 34,856,000
       950,000   Martin Marietta Materials, Inc.                      86,592,500
     1,200,000   Quanex Corp.@                                        51,684,000
     1,200,000   Scotts Miracle-Gro Company@                          50,784,000
     1,300,000   Temple-Inland, Inc.@                                 55,731,000
     2,800,000   Titanium Metals Corp.#@                              96,264,000
       184,500   Tronox Inc                                            2,429,865
       600,000   United States Steel Corp.@                           42,072,000
       500,000   Vulcan Materials Company@                            39,000,000
                                                                 ---------------
                                                                     751,346,365
                                                                 ---------------
                 TELECOMMUNICATION SERVICES (3.4%)
     4,200,000   America Movil S.A. de C.V.                          139,692,000
     2,600,000   American Tower Corp.#@                               80,912,000
     2,500,000   Crown Castle International Corp.#@                   86,350,000
     5,000,000   NII Holdings, Inc.#@                                281,900,000
     1,100,000   Vimpel-Communications#@                              50,402,000
                                                                 ---------------
                                                                     639,256,000
                                                                 ---------------
                 TOTAL COMMON STOCKS
                 (Cost $16,055,950,171)                           18,675,442,645
                                                                 ---------------

                See accompanying Notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
SHORT-TERM INVESTMENTS (0.3%)
                 COMMERCIAL PAPER (0.3%)
$    7,547,000   Citigroup, Inc.
                 5.220%, 07/03/06                                $     7,544,811
    50,000,000   UBS Finance, Inc.
                 5.220%, 07/03/06                                     49,985,500
                                                                 ---------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (Cost $57,530,311)                                   57,530,311
                                                                 ---------------

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (13.9%)
 2,599,543,030   Bank of New York Institutional Cash
                 Reserve Fund current rate 5.298%
                 (Cost $2,599,543,030)                           $ 2,599,543,030
                                                                 ---------------
TOTAL INVESTMENTS (114.0%)
(Cost $18,713,023,512)                                            21,332,515,986
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-13.9%)                 (2,599,543,030)
                                                                 ---------------
LIABILITIES, LESS OTHER ASSETS
(-0.1%)                                                              (24,749,702)
                                                                 ---------------
NET ASSETS (100.0%)                                              $18,708,223,254
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

                See accompanying Notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
COMMON STOCKS (98.5%)
              CONSUMER DISCRETIONARY (8.2%)
      6,000   Carnival Corp.@                                       $    250,440
     25,000   Comcast Corp.#@                                            818,500
     10,400   Federated Department Stores, Inc.                          380,640
      4,000   Fortune Brands, Inc.@                                      284,040
     13,000   Hilton Hotels Corp.                                        367,640
     45,000   Home Depot, Inc.                                         1,610,550
     13,000   Lowe's Companies, Inc.                                     788,710
     13,000   McDonald's Corp.                                           436,800
     25,000   News Corp.                                                 479,500
      5,000   Nike, Inc.@                                                405,000
     17,600   Nordstrom, Inc.                                            642,400
     15,000   Office Depot, Inc.#                                        570,000
     18,000   Starbucks Corp.#@                                          679,680
     15,000   Target Corp.                                               733,050
     45,000   Time Warner, Inc.                                          778,500
     50,000   Walt Disney Company                                      1,500,000
      6,000   YUM! Brands, Inc.                                          301,620
                                                                    ------------
                                                                      11,027,070
                                                                    ------------
              CONSUMER STAPLES (8.9%)
     42,000   Altria Group, Inc.                                       3,084,060
     23,000   Coca-Cola Company                                          989,460
     11,000   Colgate-Palmolive Company                                  658,900
     20,000   CVS Corp.                                                  614,000
      8,500   Hershey Foods Corp.@                                       468,095
     33,000   PepsiCo, Inc.                                            1,981,320
     40,000   Procter & Gamble Company                                 2,224,000
      3,500   Reynolds American, Inc.@                                   403,550
     34,000   Wal-Mart Stores, Inc.                                    1,637,780
                                                                    ------------
                                                                      12,061,165
                                                                    ------------
              ENERGY (11.2%)
      8,000   Apache Corp.                                               546,000
      7,000   Baker Hughes, Inc.                                         572,950
     26,807   Chevron Corp.                                            1,663,642
     33,656   ConocoPhillips                                           2,205,478
     11,000   Devon Energy Corp.@                                        664,510
     73,000   Exxon Mobil Corp.                                        4,478,550
      7,000   Halliburton Company@                                       519,470
     11,000   Marathon Oil Corp.                                         916,300
     20,000   Nabors Industries Ltd.#@                                   675,800
      5,000   Occidental Petroleum Corp.@                                512,750
     16,000   Schlumberger, Ltd.@                                      1,041,760
      9,000   Transocean, Inc.#                                          722,880
      8,000   Valero Energy Corp.                                        532,160
                                                                    ------------
                                                                      15,052,250
                                                                    ------------
              FINANCIALS (22.7%)
      7,000   AFLAC, Inc.                                                324,450
     21,000   American Express Company                                 1,117,620
     30,000   American International Group, Inc.                       1,771,500
      9,000   Aon Corp.                                                  313,380
     52,000   Bank of America Corp.                                    2,501,200
     18,000   Bank of New York Company, Inc.                             579,600
     15,000   Chubb Corp.                                                748,500
     13,000   CIT Group, Inc.                                            679,770
     65,000   Citigroup, Inc.                                          3,135,600
      8,100   Federal Home Loan Mortgage Corp.                           461,781

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
     11,400   Federal National Mortgage Association                 $    548,340
      8,200   Franklin Resources, Inc.                                   711,842
     12,000   Golden West Financial Corp.                                890,400
      9,000   Goldman Sachs Group, Inc.                                1,353,870
      5,000   Hartford Financial Services Group, Inc.                    423,000
     60,216   J.P. Morgan Chase & Company                              2,529,072
     17,000   Lehman Brothers Holdings, Inc.@                          1,107,550
     33,000   Loews Corp.                                              1,169,850
     15,700   Merrill Lynch & Company, Inc.                            1,092,092
     14,000   MetLife, Inc.@                                             716,940
     15,000   Moody's Corp.                                              816,900
     27,000   Morgan Stanley                                           1,706,670
     10,000   PNC Financial Services Group, Inc.                         701,700
     11,000   Prudential Financial, Inc.@                                854,700
      8,000   St. Paul Travelers Companies, Inc.                         356,640
     11,000   State Street Corp.                                         638,990
     16,000   T Rowe Price Group, Inc.@                                  604,960
     20,000   Wachovia Corp.                                           1,081,600
      8,009   Washington Mutual, Inc.                                    365,050
     20,000   Wells Fargo & Company                                    1,341,600
                                                                    ------------
                                                                      30,645,167
                                                                    ------------
              HEALTH CARE (12.9%)
     23,000   Abbott Laboratories                                      1,003,030
     17,500   Amgen, Inc.#                                             1,141,525
     24,000   Bristol-Myers Squibb Company                               620,640
     15,000   Eli Lilly & Company                                        829,050
     12,000   Express Scripts, Inc.#                                     860,880
     13,000   Genzyme Corp.#                                             793,650
     12,000   Gilead Sciences, Inc.#                                     709,920
     35,000   Johnson & Johnson                                        2,097,200
     13,000   Medtronic, Inc.                                            609,960
     48,000   Merck & Company, Inc.                                    1,748,640
    150,000   Pfizer, Inc.                                             3,520,500
     19,000   Quest Diagnostics, Inc.                                  1,138,480
     12,000   St. Jude Medical, Inc.#                                    389,040
     19,000   Thermo Electron, Corp.#                                    688,560
     27,000   Wyeth                                                    1,199,070
                                                                    ------------
                                                                      17,350,145
                                                                    ------------
              INDUSTRIALS (15.7%)
     13,000   3M Company                                               1,050,010
     23,000   Boeing Company                                           1,883,930
     12,500   Burlington Northern Santa Fe Corp.                         990,625
      9,000   Caterpillar, Inc.                                          670,320
     12,000   CSX Corp.                                                  845,280
     17,000   Danaher Corp.                                            1,093,440
      5,000   Emerson Electric Company                                   419,050
      6,500   FedEx Corp.                                                759,590
     16,000   General Dynamics Corp.                                   1,047,360
    126,000   General Electric Company@                                4,152,960
     14,000   Honeywell International, Inc.@                             564,200
     19,000   Lockheed Martin Corp.                                    1,363,060
     15,000   Norfolk Southern Corp.                                     798,300
     13,000   Raytheon Company                                           579,410
     10,000   Rockwell Automation, Inc.                                  720,100
     40,000   Tyco International, Ltd.@                                1,100,000
      7,500   Union Pacific Corp.                                        697,200
     10,000   United Parcel Service, Inc.                                823,300

                See accompanying Notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
     20,000   United Technologies Corp.                             $  1,268,400
     11,000   Waste Management, Inc.                                     394,680
                                                                    ------------
                                                                      21,221,215
                                                                    ------------
              INFORMATION TECHNOLOGY (14.5%)
     12,000   Advanced Micro Devices, Inc. #                             293,040
     20,000   Apple Computer, Inc.#                                    1,142,400
     13,500   Automatic Data Processing, Inc.@                           612,225
     47,000   Cisco Systems, Inc.#                                       917,910
     25,100   Corning, Inc.#                                             607,169
     30,000   Dell, Inc.#                                                732,300
     28,000   eBay, Inc.#                                                820,120
     14,000   Electronic Data Systems Corp.                              336,840
     25,000   EMC Corp.#                                                 274,250
     16,000   First Data Corp.                                           720,640
      3,400   Google, Inc.#                                            1,425,722
     45,200   Hewlett-Packard Company                                  1,431,936
     72,000   Intel Corp.                                              1,364,400
      6,000   International Business Machines Corp.                      460,920
    120,000   Microsoft Corp.                                          2,796,000
     56,000   Motorola, Inc.                                           1,128,400
     24,000   NVIDIA Corp.#                                              510,960
     48,000   Oracle Corp.#                                              695,520
     25,000   QUALCOMM, Inc.                                           1,001,750
     37,500   Texas Instruments, Inc.                                  1,135,875
     36,000   Yahoo!, Inc.#@                                           1,188,000
                                                                    ------------
                                                                      19,596,377
                                                                    ------------
              MATERIALS (1.5%)
      8,000   Air Products and Chemicals, Inc.                           511,360
     12,000   Newmont Mining Corp.                                       635,160
     10,000   Nucor Corp.                                                542,500
      3,700   Vulcan Materials Company                                   288,600
                                                                    ------------
                                                                       1,977,620
                                                                    ------------
              TELECOMMUNICATION SERVICES (1.3%)
     65,000   AT&T Inc.@                                               1,812,850
                                                                    ------------
              UTILITIES (1.6%)
     29,000   Duke Energy Corp.                                          851,730
      9,000   Exelon Corp.                                               511,470
      7,000   PG&E Corp.                                                 274,960
      9,000   TXU Corp.                                                  538,110
                                                                    ------------
                                                                       2,176,270
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $120,484,899)                                    132,920,129
                                                                    ------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
SHORT-TERM INVESTMENT (1.4%)
              COMMERCIAL PAPER (1.4%)
$1,918,000    Citigroup, Inc. 5.220%, 07/03/06
              (Cost $1,917,444)                                     $  1,917,444
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.5%)
 12,792,870   Bank of New York Institutional Cash Reserve Fund
              current rate 5.298% (Cost $12,792,870)                $ 12,792,870
                                                                    ------------
TOTAL INVESTMENTS (109.4%)
(Cost $135,195,213)                                                  147,630,443
                                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-9.5%)                     (12,792,870)
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES (0.1%)                                    112,711
                                                                    ------------
NET ASSETS (100.0%)                                                 $134,950,284
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

                See accompanying Notes to Schedule of Investments

                                   VALUE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
COMMON STOCKS (96.5%)
                 CONSUMER DISCRETIONARY (27.1%)
   210,000       Callaway Golf Company                              $  2,727,900
    65,000       Career Education Corp.#                               1,942,850
    75,000       Carnival Corp.@                                       3,130,500
    23,000       Gannett Company, Inc.@                                1,286,390
    26,000       H&R Block, Inc.@                                        620,360
    77,000       Harley-Davidson, Inc.                                 4,226,530
    78,000       Home Depot, Inc.                                      2,791,620
    65,000       IAC/InterActiveCorp#@                                 1,721,850
    45,000       International Game Technology                         1,707,300
    86,000       Jones Apparel Group USA, Inc.                         2,733,940
    38,000       Office Depot, Inc.#                                   1,444,000
    30,000       Omnicom Group, Inc.                                   2,672,700
    99,000       Time Warner, Inc.                                     1,712,700
    55,000       Toll Brothers, Inc.#@                                 1,406,350
    81,600       Walt Disney Company@                                  2,448,000
                                                                    ------------
                                                                      32,572,990
                                                                    ------------
                 CONSUMER STAPLES (9.0%)
    60,000       Coca-Cola Company                                     2,581,200
    38,000       Molson Coors Brewing Company                          2,579,440
    52,000       PepsiCo, Inc.                                         3,122,080
    52,000       Wal-Mart Stores, Inc.                                 2,504,840
                                                                    ------------
                                                                      10,787,560
                                                                    ------------
                 ENERGY (6.0%)
    66,000       Anadarko Petroleum Corp.                              3,147,540
    78,000       Veritas DGC, Inc.#@                                   4,023,240
                                                                    ------------
                                                                       7,170,780
                                                                    ------------
                 FINANCIALS (22.5%)
    53,000       A.G. Edwards, Inc.                                    2,931,960
    30,000       Ambac Financial Group, Inc.                           2,433,000
    73,000       American International Group, Inc.                    4,310,650
    28,500       Federal Home Loan Mortgage Corp.                      1,624,785
    28,500       Goldman Sachs Group, Inc.                             4,287,255
    75,000       J.P. Morgan Chase & Company                           3,150,000
    80,000       Merrill Lynch & Company, Inc.                         5,564,800
    58,000       Washington Mutual, Inc.                               2,643,640
                                                                    ------------
                                                                      26,946,090
                                                                    ------------
                 HEALTH CARE (11.6%)
   155,000       Bristol-Myers Squibb Company                          4,008,300
   150,000       King Pharmaceuticals, Inc.#                           2,550,000
   127,000       Pfizer, Inc.                                          2,980,690
    76,000       Wyeth                                                 3,375,160
    18,000       Zimmer Holdings, Inc.#@                               1,020,960
                                                                    ------------
                                                                     13,935,110
                                                                    ------------
                 INFORMATION TECHNOLOGY (18.4%)
   124,000       Dell, Inc.#@                                          3,026,840
   118,000       Electronic Data Systems Corp.@                        2,839,080
    95,000       Hewlett-Packard Company                               3,009,600
    33,000       Linear Technology Corp.@                              1,105,170
   172,000       Microsoft Corp.                                       4,007,600
   300,000   EUR Nokia Corp.                                           6,081,822
    62,000       Yahoo!, Inc.#@                                        2,046,000
                                                                    ------------
                                                                      22,116,112
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
                 MATERIALS (1.9%)
     2,900   CHF Givaudan, SA                                       $  2,280,317
                                                                    ------------
                 TOTAL COMMON STOCKS
                 (Cost $106,443,737)                                 115,808,959
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
SHORT-TERM INVESTMENT (3.5%)
                 COMMERCIAL PAPER (3.5%)
 4,262,000       Citigroup, Inc.
                 5.220%, 07/03/06
                 (Cost $4,260,764)                                     4,260,764
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.4%)
18,492,606       Bank of New York Institutional Cash
                 Reserve Fund
                 current rate 5.298%
                 (Cost $18,492,606)                                   18,492,606
                                                                    ------------
TOTAL INVESTMENTS (115.4%)
(Cost $129,197,107)                                                  138,562,329
                                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-15.4%)                    (18,492,606)
                                                                    ------------
LIABILITIES, LESS OTHER ASSETS (--%)                                     (10,433)
                                                                    ------------
NET ASSETS (100.0%)                                                 $120,059,290
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CHF  Swiss Franc

EUR  European Monetary Unit

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                See accompanying notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
COMMON STOCKS (97.3%)
                 CONSUMER DISCRETIONARY (14.3%)
    45,000   JPY Aisin Seiki Co., Ltd.                              $  1,338,980
    88,000   EUR Antena 3 de Television SA                             2,010,105
   145,000   JPY ASICS Corp.                                           1,481,175
    26,000   DKK Bang & Olufsen, AS                                    2,872,705
   315,000   GBP Carphone Warehouse Group, PLC                         1,845,381
   280,000   ZAR Edgars Consolidated Stores                            1,128,443
   245,000       Grupo  Televisa, SA                                   4,730,950
   155,000   EUR Industria de Diseno Textil, SA                        6,534,508
    85,000   JPY Makita Corp.                                          2,680,552
    26,000   JPY Nitori Co., Ltd.                                      1,265,334
    17,700   EUR PUMA AG Rudolf Dassler Sport                          6,869,842
    70,000   JPY Shimano, Inc.                                         2,141,165
    38,000   JPY Suzuki Motor Corp.                                      822,316
   950,000   ZAR Truworths International, Ltd.                         2,847,390
                                                                    ------------
                                                                      38,568,846
                                                                    ------------
                 CONSUMER STAPLES (3.7%)
    90,000   JPY FANCL Corp.                                           1,448,031
     1,870   CHF Lindt & Spruengli, AG                                 3,697,515
 1,750,000   MXN Wal-Mart de Mexico SA de CV                           4,811,198
                                                                    ------------
                                                                       9,956,744
                                                                    ------------
                 ENERGY (5.3%)
   136,000   NOK Acergy S.A.#                                          2,078,290
    68,000   NOK Bonheur ASA                                           2,152,003
   140,000   AUD Energy Resources of Australia                         1,338,908
   130,000   EUR Motor Oil (Hellas) Corinth Refineries S.A.            3,453,220
    48,000   EUR OMV, AG                                               2,854,559
    92,000   EUR SBM Offshore, NV                                      2,448,545
                                                                    ------------
                                                                      14,325,525
                                                                    ------------
                 FINANCIALS (19.2%)
    55,000   EUR Ackermans & van Haaren NV                             4,002,472
    90,000   EUR April Group                                           4,850,684
   155,000   AUD Australian Stock Exchange, Ltd.                       3,753,531
   122,000       Banco Itau Holding Financeira, SA                     3,557,520
   180,000   EUR Banco Pastor Group                                    2,355,425
   115,000       Bancolombia, SA                                       2,771,500
   130,000   CAD Canaccord Capital Inc.                                2,063,603
   100,000   GBP Close Brothers Group plc                              1,681,627
   490,000   JPY Daiwa Securities Group Inc.                           5,838,737
   116,400   EUR EFG Eurobank Ergasias                                 3,241,094
    79,000   GBP Investec, PLC                                         3,760,720
     1,600   CHF Liechtensteinische Landesbank, AG                     1,246,401
    44,000   AUD Macquarie Bank, Ltd.                                  2,252,302
   245,000   JPY Nikko Cordial Corp.                                   3,130,047
   150,000   EUR Piraeus Bank, SA                                      3,562,526
 1,675,000   SGD Singapore Exchange, Ltd.                              3,716,424
                                                                    ------------
                                                                      51,784,613
                                                                    ------------
                 HEALTH CARE (6.7%)
   560,000   ZAR Aspen Pharmacare Holdings, Ltd.#                      2,845,017
    46,000   JPY Astellas Pharma, Inc.                                 1,690,949
    85,000   AUD Cochlear Limited                                      3,450,015
    95,000   AUD CSL Limited                                           3,788,497
   120,000   JPY OLYMPUS CORP                                          3,209,031

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
    19,500   CHF Roche Holding AG                                   $  3,217,745
                                                                    ------------
                                                                      18,201,254
                                                                    ------------
                 INDUSTRIALS (17.3%)
   190,000   SEK Alfa Laval AB                                         5,711,271
    45,000   CAD Canadian Pacific Railway, Ltd.                        2,294,141
       170   JPY Central Japan Railway Company                         1,693,686
    23,000   JPY FANUC, Ltd.                                           2,065,950
   155,000   JPY Fujikura, Ltd.                                        1,711,039
    55,000   GBP Homeserve, PLC                                        1,574,982
    80,000   EUR Kingspan Group, PLC                                   1,396,981
   120,000   JPY Komatsu, Ltd.                                         2,387,878
    70,000   EUR Koninklijke BAM Groep NV                              1,388,917
    27,000   CHF Kuehne & Nagel International, AG                      1,969,310
   260,000   AUD Leighton Holdings, Ltd.                               3,350,988
   125,000       Linhas Aereas Inteligentes, SA                        4,437,500
   620,000   GBP Michael Page International, PLC                       4,014,726
   500,000   GBP Rolls-Royce Group, PLC#                               3,824,135
     3,800   CHF Sulzer, AG                                            2,846,093
    18,000   JPY Union Tool Co.                                          911,641
    50,000   NOK Veidekke ASA                                          1,660,938
   140,000   EUR YIT -Yhtma Oyj                                        3,426,624
                                                                    ------------
                                                                      46,666,800
                                                                    ------------
                 INFORMATION TECHNOLOGY (22.2%)
   300,000   GBP CSR, PLC#                                             6,975,872
   100,000   TWD High Tech Computer Corp.                              2,748,788
    46,000   JPY HORIBA, Ltd.                                          1,521,047
    58,000   JPY HOYA Corp.                                            2,064,806
    95,000       Infosys Technologies, Ltd.                            7,258,950
    68,000   CAD MacDonald Dettwiler and Associates, Ltd.#             2,798,459
   117,000       NDS Group PLC#                                        5,446,350
    64,000       Netease.Com, Inc.#                                    1,429,120
   120,000       Nice-Systems, Ltd.#                                   3,376,800
    25,000   JPY Nintendo Company, Ltd.                                4,200,552
   540,000   ZAR Reunert, Ltd.                                         4,889,623
   153,000       Satyam Computer Services, Ltd.                        5,070,420
   120,000   EUR Soitec#                                               3,540,335
    60,000   JPY Star Micronics Co., Ltd.                              1,215,418
   620,000   JPY Toshiba Corp.                                         4,048,269
    25,000   EUR Wincor Nixdorf, AG                                    3,189,603
                                                                    ------------
                                                                      59,774,412
                                                                    ------------
                 MATERIALS (5.6%)
    29,200   EUR Boehler-Uddeholm AG                                   1,594,807
   159,000   JPY Dowa Mining Company, Ltd.                             1,413,294
    85,000   CAD First Quantum Minerals, Ltd.                          3,810,266
    62,000   GBP Rio Tinto, PLC                                        3,264,656
    60,000   CAD Teck Cominco Ltd.                                     3,600,108
   120,000   JPY ZEON Corp.                                            1,431,481
                                                                    ------------
                                                                      15,114,612
                                                                    ------------
                 TELECOMMUNICATION SERVICES (1.8%)
   146,000       America Movil S.A. de C.V.                            4,855,960
                                                                    ------------
                 UTILITIES (1.2%)
    70,000   EUR Oesterreichische
                 Elektrizitaetswirtschafts, AG                         3,365,437
                                                                    ------------
                 TOTAL COMMON STOCKS
                 (Cost $242,377,308)                                 262,614,203
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
SHORT-TERM INVESTMENT (2.1%)
             COMMERCIAL PAPER (2.1%)
$5,670,000   Citigroup, Inc.
             5.220%, 07/03/06
             (Cost $5,668,356)                                      $  5,668,356
                                                                    ------------
TOTAL INVESTMENTS (99.4%)
(Cost $248,045,664)                                                  268,282,559
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES
(0.6%)                                                                 1,601,758
                                                                    ------------
NET ASSETS (100.0%)                                                 $269,884,317
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   European Monetary Unit
GBP   British Pound Sterling
JPY   Japanese Yen
MXN   Mexican Peso
NOK   Norwegian Krone
SEK   Swedish Krona
SGD   Singapore Dollar
TWD   New Taiwan dollar
ZAR   South African Rand

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

                See accompanying Notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

      COUNTRY ALLOCATION
-------------------------------
COUNTRY          % OF PORTFOLIO
-------          --------------
Japan                 19.0%
United Kingdom        12.3%
Australia              6.8%
Mexico                 5.5%
Canada                 5.4%
India                  4.7%
South Africa           4.5%
Switzerland            4.5%
Spain                  4.1%
Greece                 3.9%
Germany                3.8%
France                 3.2%
Brazil                 3.0%
Austria                3.0%
Sweden                 2.2%
Belgium                1.5%
Netherlands            1.5%
Norway                 1.5%
Singapore              1.4%
Finland                1.3%
Israel                 1.3%
Denmark                1.1%
Colombia               1.1%
Taiwan                 1.1%
Luxembourg             0.8%
Cayman Islands         0.5%
Ireland                0.5%
Liechtenstein          0.5%
                     -----
TOTAL:               100.0%
                     =====

Country allocations are based on total investments (excluding short term investments) and may vary over time.

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                               VALUE
--------------                                                      ------------
CORPORATE BONDS (0.1%)
                     CONSUMER DISCRETIONARY (0.1%)
$      280,000   GBP EMI Group, PLC
                     9.750%, 05/20/08                               $    552,726
                                                                    ------------
                     CONSUMER STAPLES (0.0%)
       470,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13                                    462,950
                                                                    ------------
                     TOTAL CORPORATE BONDS
                     (Cost $919,016)                                   1,015,676
                                                                    ------------
CONVERTIBLE BONDS (48.0%)
                     CONSUMER DISCRETIONARY (8.6%)
                     Carnival Corp.
     2,500,000       0.000%, 10/24/21                                  1,790,625
     1,800,000       2.000%, 04/15/21                                  2,052,000
     3,800,000       International Game Technology
                     0.000%, 01/29/33                                  3,068,500
     4,100,000       Liberty Media Corp. (Time Warner) [ ]
                     0.750%, 03/30/23                                  4,371,625
     2,600,000       Mahindra & Mahindra, Ltd.
                     0.000%, 05/08/09                                  4,751,458
 1,380,000,000   JPY Nikon Corp.
                     0.000%, 03/30/07                                 13,824,269
    16,500,000   EUR Publicis Group, SA+
                     0.750%, 07/17/08                                  6,947,546
 1,500,000,000   JPY Sony Corp.
                     0.000%, 12/18/08                                 14,260,412
   400,000,000   JPY Suzuki Motor Corp.
                     0.000%, 03/31/10                                  4,719,916
     6,800,000       Walt Disney Company@
                     2.125%, 04/15/23                                  7,522,500
                                                                    ------------
                                                                      63,308,851
                                                                    ------------
                     CONSUMER STAPLES (1.0%)
     6,900,000       Nestle Holdings, Inc.
                     0.000%, 06/11/08                                  7,237,698
                                                                    ------------
                     ENERGY (5.3%)
     9,000,000       CNOOC, Ltd.
                     0.000%, 12/15/09                                 10,363,506
     3,500,000   EUR Fugro N.V.
                     2.375%, 04/27/10                                  6,616,750
     1,600,000       Helix Energy Solutions Group, Inc.*
                     3.250%, 12/15/25                                  2,386,000
     5,100,000       Nabors Industries, Inc.@
                     0.000%, 06/15/23                                  5,610,000
     4,599,000   EUR OMV, AG*
                     1.500%, 12/01/08                                  9,189,412
     2,750,000       Schlumberger, Ltd.
                     2.125%, 06/01/23                                  4,637,188
                                                                    ------------
                                                                      38,802,856
                                                                    ------------
                     FINANCIALS (8.2%)
     2,400,000       Deutsche Bank, LUX (USA
                     Interactive)*@++ [ ]
                     5.349%, 05/01/12                                  2,761,200

   PRINCIPAL
    AMOUNT                                                               VALUE
--------------                                                      ------------
$    4,800,000   EUR EFG Eurobank Ergasias
                     1.000%, 11/29/09                               $  6,913,168
    43,000,000   HKD Getsmart Finance Ltd. (Sino Land)[ ]
                     1.625%, 11/30/09                                  7,519,616
    11,300,000       Merrill Lynch & Company, Inc.
                     0.000%, 03/13/32                                 12,373,500
 1,200,000,000   JPY Mitsubishi UFJ Securities Co., Ltd.
                     0.250%, 09/30/14                                 11,808,402
    16,000,000       QBE Funding Trust III*
                     0.000%, 09/24/24                                 12,800,000
     5,710,000       Wachovia Corp. (Halliburton, Nabors
                     Industries, Amerada Hess) [ ]
                     0.250%, 12/15/10                                  6,038,325
                                                                    ------------
                                                                      60,214,211
                                                                    ------------
                     HEALTH CARE (4.7%)
     1,700,000       Celgene Corp.
                     1.750%, 06/01/08                                  6,681,000
     3,900,000   EUR Essilor International+
                     1.500%, 07/02/10                                  4,025,303
     3,600,000       Gilead Sciences, Inc.*@
                     0.500%, 05/01/11                                  3,465,000
    12,000,000       Roche Holdings, Inc.
                     0.000%, 07/25/21                                 10,564,715
                     Teva Pharmaceutical Industries, Ltd.
     3,300,000       1.750%, 02/01/26                                  3,023,625
     2,800,000       0.500%, 02/01/24@                                 2,863,000
     3,900,000       Wyeth++
                     4.239%, 01/15/24                                  4,079,400
                                                                    ------------
                                                                      34,702,043
                                                                    ------------
                     INDUSTRIALS (8.6%)
    12,500,000   CHF Adecco, SA
                     0.000%, 08/26/13                                 10,857,103
       690,000       AGCO Corp.
                     1.750%, 12/31/33                                    903,900
     2,500,000   SGD Arcadia Global (Keppel) [ ]
                     0.000%, 04/13/09                                  2,270,430
     2,700,000       Armor Holdings, Inc.
                     2.000%, 11/01/24                                  3,226,500
     3,700,000   EUR BMW Finance, NV (Rolls Royce) [ ]
                     1.875%, 12/18/08                                  8,102,055
     3,100,000       CSX Corp.
                     0.000%, 10/30/21                                  3,913,750
     1,930,000       FTI Consulting, Inc.*
                     3.750%, 07/15/12                                  2,156,775
     5,000,000   EUR Heidelberg Druckmaschinen, AG
                     0.875%, 02/09/12                                  7,414,725
     3,800,000       L-3 Communications Holdings*
                     3.000%, 08/01/35                                  3,724,000
     6,500,000       Lockheed Martin Corp.++
                     4.920%, 08/15/33                                  7,420,140
     3,100,000       Roper Industries, Inc.
                     1.481%, 01/15/34                                  1,898,750
     4,200,000   EUR Siemens, AG
                     1.375%, 06/04/10                                  6,839,970

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                               VALUE
--------------                                                      ------------
$    1,900,000   EUR USG People, NV
                     3.000%, 10/18/12                               $  4,318,011
                                                                    ------------
                                                                      63,046,109
                                                                    ------------
                     INFORMATION TECHNOLOGY (6.2%)
     7,200,000       AudioCodes Ltd.@
                     2.000%, 11/09/24                                  6,417,000
    10,000,000   EUR Cap Gemini, SA+
                     2.500%, 01/01/10                                  7,064,989
     4,000,000       Ciena Corp.
                     0.250%, 05/01/13                                  4,005,000
     6,100,000       Compal Electronics Inc.
                     0.000%, 08/19/10                                  6,298,451
     2,000,000       Euronet Worldwide, Inc.*
                     3.500%, 10/15/25                                  2,377,500
   600,000,000   JPY Fujitsu, Ltd.
                     0.000%, 05/27/09                                  5,464,027
     2,700,000       Red Hat, Inc.@
                     0.500%, 01/15/24                                  2,939,625
     2,800,000       RF Micro Devices, Inc.
                     1.500%, 07/01/10                                  2,786,000
   640,000,000   JPY Toshiba Corp.
                     0.000%, 07/21/11                                  8,065,805
                                                                    ------------
                                                                      45,418,397
                                                                    ------------
                     MATERIALS (2.7%)
     4,000,000       Anglo American, PLC
                     3.375%, 04/17/07                                  7,160,000
       700,000       Freeport-McMoRan Copper & Gold, Inc.
                     7.000%, 02/11/11                                  1,274,000
    41,000,000   ZAR Harmony Gold Mining Company, Ltd.
                     4.875%, 05/21/09                                  6,331,403
     4,200,000       Taiwan Cement
                     0.000%, 03/03/09                                  5,127,815
                                                                    ------------
                                                                      19,893,218
                                                                    ------------
                     TELECOMMUNICATION SERVICES (1.7%)
                     NII Holdings, Inc.
     2,500,000       2.750%, 08/15/25*                                 3,325,000
     1,500,000       2.750%, 08/15/25@                                 1,995,000
     2,400,000       Qwest Communications
                     International, Inc.
                     3.500%, 11/15/25                                  3,648,000
     3,300,000       Time Warner Telecom, Inc.
                     2.375%, 04/01/26                                  3,427,875
                                                                    ------------
                                                                      12,395,875
                                                                    ------------
                     UTILITIES (1.0%)
     3,100,000   GBP Scottish and Southern Energy, PLC
                     3.750%, 10/29/09                                  7,439,351
                                                                    ------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $324,769,751)                             352,458,609
                                                                    ------------

   PRINCIPAL
    AMOUNT                                                              VALUE
--------------                                                      ------------
SYNTHETIC CONVERTIBLE SECURITIES (4.3%)
                     GOVERNMENT AGENCY SECURITIES (3.9%)
$    4,200,000       Federal Home Loan Mortgage Corp.
                     4.625%, 02/21/08                               $  4,145,240
     4,300,000       Federal National Mortgage
                     Association@
                     4.625%, 01/15/08                                  4,247,020
                     United States Treasury Notes@
     8,600,000       3.375%, 02/15/08                                  8,361,488
     6,000,000       3.500%, 11/15/06                                  5,963,676
     6,000,000       2.750%, 07/31/06                                  5,992,266
                        TOTAL GOVERNMENT AGENCY SECURITIES            28,709,690
                                                                    ------------

   NUMBER OF
   CONTRACTS                                                            VALUE
--------------                                                      ------------
                     OPTIONS (0.4%)
                     CONSUMER DISCRETIONARY (0.0%)
            50       Garmin, Ltd.#
                     Call, 01/19/08, Strike $100.00                      110,500
            55       Lowe's Companies, Inc.#
                     Call, 01/19/08, Strike $70.00                        30,250
           120       Office Depot, Inc.#
                     Call, 01/19/08, Strike $40.00                        73,200
                                                                    ------------
                                                                         213,950
                                                                    ------------
                     CONSUMER STAPLES (0.0%)
           240       Kroger Company#
                     Call, 01/19/08, Strike $20.00                       102,000
            90       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                        58,050
                                                                    ------------
                                                                         160,050
                                                                    ------------
                     ENERGY (0.1%)
            70       Anadarko Petroleum Corp.#
                     Call, 01/19/08, Strike $47.50                        61,950
            50       BJ Services Company#
                     Call, 01/19/08, Strike $40.00                        33,250
            45       Devon Energy (Chevron) Corp.#
                     Call, 01/19/08, Strike $65.00                        42,525
            40       Diamond Offshore Drilling, Inc.#
                     Call, 01/19/08, Strike $85.00                        70,000
            70       Nabors Industries, Ltd.#
                     Call, 01/19/08, Strike $37.50                        34,300
            35       Petroleo Brasileiro, SA#
                     Call, 01/19/08, Strike $90.00                        62,825
            60       Schlumberger, Ltd.#
                     Call, 01/19/08, Strike $65.00                        72,900
            35       Sunoco, Inc.#
                     Call, 01/19/08, Strike $75.00                        40,250
            60       Weatherford International, Ltd.#
                     Call, 01/19/08, Strike $55.00                        48,000
                                                                    ------------
                                                                         466,000
                                                                    ------------
                     FINANCIALS (0.1%)
            75       Aon Corp.#
                     Call, 01/19/08, Strike $35.00                        39,000

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                            VALUE
--------------                                                      ------------
           200       Charles Schwab Corp.#
                     Call, 01/19/08, Strike $17.50                  $     45,500
            10       Chicago Mercantile Exchange
                     Holdings, Inc.#
                     Call, 01/19/08, Strike $420.00                      137,650
            50       CIT Group, Inc.#
                     Call, 01/19/08, Strike $50.00                        44,500
            95       E*TRADE Financial Corp.#
                     Call, 01/19/08, Strike $25.00                        39,900
            25       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $160.00                       50,000
            60       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                        39,000
            65       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $70.00                        61,100
            50       Prudential Financial, Inc.#
                     Call, 01/19/08, Strike $75.00                        60,000
            80       State Street Corp.#
                     Call, 01/19/08, Strike $60.00                        57,200
                                                                    ------------
                                                                         573,850
                                                                    ------------
                     HEALTH CARE (0.0%)
            30       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                       49,200
            90       AmerisourceBergen Corp.#
                     Call, 01/19/08, Strike $47.50                        36,900
                                                                    ------------
                                                                          86,100
                                                                    ------------
                     INDUSTRIALS (0.0%)
            45       Burlington Northern Santa Fe Corp.#
                     Call, 01/19/08, Strike $80.00                        63,000
                                                                    ------------
                     INFORMATION TECHNOLOGY (0.1%)
            70       Agilent Technologies, Inc.#
                     Call, 01/19/08, Strike $35.00                        30,450
            30       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $75.00                        21,150
           175       Electronic Data Systems Corp.#
                     Call, 01/19/08, Strike $25.00                        59,500
           115       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $30.00                        75,325
            70       Intuit, Inc.#
                     Call, 01/19/08, Strike $55.00                        94,500
            50       Marvell Technology Group, Ltd.#
                     Call, 01/19/08, Strike $65.00                        25,750
           115       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                        31,337
            80       National Semiconductor Corp.#
                     Call, 01/19/08, Strike $25.00                        36,800
           100       NVIDIA Corp.#
                     Call, 01/19/08, Strike $30.00                        27,250
           120       Paychex, Inc.#
                     Call, 01/19/08, Strike $40.00                        61,800
            40       Sandisk Corp.#
                     Call, 01/19/08, Strike $65.00                        36,400
                                                                    ------------
                                                                         500,262
                                                                    ------------
                     MATERIALS (0.1%)
            70       Alcan, Inc.#
                     Call, 01/19/08, Strike $55.00                        44,100

   NUMBER OF
   CONTRACTS                                                            VALUE
--------------                                                      ------------
           110      Goldcorp, Inc.#
                    Call, 01/19/08, Strike $27.50                   $    101,750
           136      Harmony Gold Mining Co, Ltd.#
                    Call, 01/19/08, Strike $15.00                         67,320
            40      Phelps Dodge Corp.#
                    Call, 01/19/08, Strike $72.50                         88,600
            50      United States Steel Corp.#
                    Call, 01/19/08, Strike $70.00                         81,500
                                                                    ------------
                                                                         383,270
                                                                    ------------
                    TELECOMMUNICATION SERVICES (0.0%)
           100      America Movil, S.A. de C.V.#
                    Call, 01/19/08, Strike $40.00                         43,000
            40      NII Holdings, Inc.#
                    Call, 01/19/08, Strike $55.00                         52,200
                                                                    ------------
                                                                          95,200
                                                                    ------------
                       TOTAL OPTIONS                                   2,541,682
                                                                    ------------
                    TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                    (Cost $31,875,902)                                31,251,372
                                                                    ------------

   NUMBER OF
    SHARES                                                              VALUE
--------------                                                      ------------
CONVERTIBLE PREFERRED STOCKS (3.0%)
                     ENERGY (0.4%)
        22,000       Valero Energy Corp.
                     2.000%                                            2,906,750
                                                                    ------------
                     FINANCIALS (1.8%)
        95,000       E*TRADE FINANCIAL, Corp.
                     6.125%                                            2,844,300
         6,100       Fortis, NV (Assurant)* [ ]
                     7.750%                                            7,916,458
            38   CHF Swiss Re
                     6.000%                                            2,886,486
                                                                    ------------
                                                                      13,647,244
                                                                    ------------
                     INDUSTRIALS (0.8%)
     1,750,000   GBP BAE Systems, PLC
                     7.750%                                            5,658,341
                                                                    ------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $17,761,763)                               22,212,335
                                                                    ------------
COMMON STOCKS (43.4%)
                     CONSUMER DISCRETIONARY (9.7%)
        37,000   DKK Bang & Olufsen, AS                                4,088,080
       200,000       Grupo  Televisa, SA                               3,862,000
       190,000       Home Depot, Inc.                                  6,800,100
       210,000   JPY Honda Motor Company, Ltd.                         6,670,470
       235,000   EUR Industria de Diseno Textil, SA                    9,907,157
        35,000       ITT Educational Services, Inc.#@                  2,303,350
       110,000   JPY Makita Corp.                                      3,468,950
       265,000       News Corp.@                                       5,347,700
        98,500   GBP Next, PLC                                         2,968,432
        31,000   EUR PUMA AG Rudolf Dassler Sport                     12,031,926
        74,500       Starbucks Corp.#@                                 2,813,120
       103,000   CHF Swatch Group, AG                                  3,590,326
     1,570,000   ZAR Truworths International, Ltd.                     4,705,687

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
    SHARES                                                              VALUE
--------------                                                      ------------
       100,000   JPY Yamaha Motor Corp.                             $  2,620,148
                                                                    ------------
                                                                      71,177,446
                                                                    ------------
                     CONSUMER STAPLES (3.4%)
       159,000   JPY KAO Corp.                                         4,161,911
         4,200   CHF Lindt & Spruengli, AG                             8,304,578
       108,000       PepsiCo, Inc.                                     6,484,320
     2,180,000   MXN Wal-Mart de Mexico SA de CV                       5,993,378
                                                                    ------------
                                                                      24,944,187
                                                                    ------------
                     ENERGY (0.8%)
        42,000       Anadarko Petroleum Corp.                          2,002,980
        34,000       PetroChina Company, Ltd.@                         3,670,980
                                                                    ------------
                                                                       5,673,960
                                                                    ------------
                     FINANCIALS (4.1%)
       190,000       Banco Itau Holding Financeira, SA                 5,540,400
       765,000   JPY Daiwa Securities Group Inc.                       9,115,578
        45,000       Goldman Sachs Group, Inc.                         6,769,350
       110,000       Manulife Financial Corp.@                         3,494,700
       117,500       Washington Mutual, Inc.                           5,355,650
                                                                    ------------
                                                                      30,275,678
                                                                    ------------
                     HEALTH CARE (3.7%)
       120,000   JPY Astellas Pharma, Inc.                             4,411,172
        90,000   AUD CSL Limited                                       3,589,103
        57,000       Gilead Sciences, Inc.#@                           3,372,120
       150,000       Pfizer, Inc.                                      3,520,500
        85,000   JPY Takeda Chemical Industries                        5,291,048
       195,000       Thermo Electron, Corp.#                           7,066,800
                                                                    ------------
                                                                      27,250,743
                                                                    ------------
                     INDUSTRIALS (4.9%)
       305,000   SEK Alfa Laval AB                                     9,168,093
        24,000       Boeing Company                                    1,965,840
        75,000       Dover Corp.                                       3,707,250
        45,000   JPY FANUC, Ltd.                                       4,042,076
        70,000       Illinois Tool Works, Inc.                         3,325,000
       240,000   JPY Komatsu, Ltd.                                     4,775,755
        35,000   CHF Kuehne & Nagel International, AG                  2,552,809
       465,000   AUD Leighton Holdings, Ltd.                           5,993,113
                                                                    ------------
                                                                      35,529,936
                                                                    ------------
                     INFORMATION TECHNOLOGY (14.0%)
       195,000   JPY Canon, Inc.                                       9,556,814
        55,000       Cognizant Technology Solutions Corp.              3,705,350
       440,000   GBP CSR, PLC#                                        10,231,279
       150,000       Dell, Inc.#                                       3,661,500
        50,000       eBay, Inc.#                                       1,464,500
       170,000       Electronic Data Systems Corp.@                    4,090,200
       128,000   JPY HOYA Corp.                                        4,556,813
       240,000       Infosys Technologies, Ltd.@                      18,338,400
       310,000       Microsoft Corp.                                   7,223,000
        55,000   JPY Nintendo Company, Ltd.                            9,241,214
       800,000   EUR Nokia Corp.                                      16,218,191
       124,000       NVIDIA Corp.#@                                    2,639,960
       240,000       Satyam Computer Services, Ltd.@                   7,953,600
       600,000   JPY Toshiba Corp.                                     3,917,680
                                                                    ------------
                                                                     102,798,501
                                                                    ------------

   NUMBER OF
    SHARES                                                              VALUE
--------------                                                      ------------
                     MATERIALS (1.7%)
         7,700   CHF Givaudan, SA                                   $  6,054,635
        85,000   GBP Rio Tinto, PLC                                    4,475,739
       180,000   JPY ZEON Corp.                                        2,147,221
                                                                    ------------
                                                                      12,677,595
                                                                    ------------
                     TELECOMMUNICATION SERVICES (1.1%)
       240,000       America Movil S.A. de C.V.                        7,982,400
                                                                    ------------
                     TOTAL COMMON STOCKS
                     (Cost $286,313,169)                             318,310,446
                                                                    ------------

   PRINCIPAL
    AMOUNT                                                              VALUE
--------------                                                      ------------
SHORT-TERM INVESTMENT (0.6%)
                     COMMERCIAL PAPER (0.6%)
$    4,532,000       Citigroup, Inc.
                     5.220%, 07/03/06
                     (Cost $4,530,686)                              $  4,530,686
                                                                    ------------

   NUMBER OF
    SHARES                                                              VALUE
--------------                                                      ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.1%)
    74,274,707       Bank of New York Institutional Cash
                     Reserve Fund
                     current rate 5.298%
                     (Cost $74,274,707)                             $ 74,274,707
                                                                    ------------
TOTAL INVESTMENTS (109.5%)
(Cost $740,444,994)                                                  804,053,831
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES
(0.6%)                                                                 4,158,467
                                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-10.1%)                    (74,274,707)
                                                                    ------------
NET ASSETS (100.0%)                                                 $733,937,591
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

[ ] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ( "QIBs "), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $36,132,070 or 4.9% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2006.

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
JPY   Japanese Yen
MXN   Mexican Peso
SEK   Swedish Krona
SGD   Singapore Dollar
ZAR   South African Rand

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying notes to Schedule of Investments

                         GLOBAL GROWTH AND INCOME FUND

         COUNTRY ALLOCATION
-------------------------------------
COUNTRY                % OF PORTFOLIO
-------                --------------
United States               31.3%
Japan                       18.1%
Switzerland                  7.1%
United Kingdom               5.3%
Germany                      5.1%
India                        4.2%
Australia                    3.8%
France                       2.5%
Hong Kong                    2.4%
Mexico                       2.4%
Finland                      2.2%
Israel                       1.7%
Taiwan                       1.6%
Netherlands                  1.5%
South Africa                 1.5%
Spain                        1.4%
Austria                      1.3%
Sweden                       1.2%
Belgium                      1.1%
Greece                       1.0%
Brazil                       0.8%
Denmark                      0.6%
Netherlands Antilles         0.6%
Canada                       0.5%
China                        0.5%
Singapore                    0.3%
                           -----
TOTALS:                    100.0%
                           =====

Country allocations are based on total investments (excluding short term investments and security lending collateral) and may vary over time.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
CORPORATE BONDS (1.1%)
                     CONSUMER DISCRETIONARY (0.1%)
$    6,000,000       Hasbro, Inc.
                     6.600%, 07/15/28                            $     5,684,112
                                                                 ---------------
                     CONSUMER STAPLES (0.2%)
    11,030,000       Smithfield Foods, Inc.@
                     7.750%, 05/15/13                                 10,864,550
                                                                 ---------------
                     HEALTH CARE (0.4%)
    24,000,000       Tenet Healthcare Corp.*@
                     9.500%, 02/01/15                                 23,640,000
                                                                 ---------------
                     INDUSTRIALS (0.4%)
    28,000,000       Hutchison Whampoa, Ltd.*@
                     6.250%, 01/24/14                                 27,933,920
                                                                 ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $68,771,535)                               68,122,582
                                                                 ---------------
CONVERTIBLE BONDS (43.2%)
                     CONSUMER DISCRETIONARY (5.0%)
    20,000,000       Caesars Entertainment, Inc.@++
                     5.068%, 04/15/24                                 25,254,000
                     Carnival Corp.
    40,700,000       0.000%, 10/24/21                                 29,151,375
     6,275,000       2.000%, 04/15/21@                                 7,153,500
    43,000,000       International Game Technology@
                     0.000%, 01/29/33                                 34,722,500
    13,400,000       Lamar Advertising Company
                     2.875%, 12/31/10                                 15,795,250
   105,720,000       Liberty Media Corp. (Time Warner)[ ]
                     0.750%, 03/30/23                                112,723,950
 3,125,000,000   JPY Sony Corp.
                     0.000%, 12/18/08                                 29,709,192
    56,040,000       Walt Disney Company@
                     2.125%, 04/15/23                                 61,994,250
                                                                 ---------------
                                                                     316,504,017
                                                                 ---------------
                     ENERGY (4.8%)
    20,660,000       Grey Wolf, Inc.
                     3.750%, 05/07/23                                 26,780,525
    47,500,000       Halliburton Company
                     3.125%, 07/15/23                                 95,475,000
    24,235,000       Helix Energy Solutions Group, Inc.*
                     3.250%, 12/15/25                                 36,140,444
    50,000,000       Nabors Industries, Inc.@
                     0.000%, 06/15/23                                 55,000,000
                     Schlumberger, Ltd.
    30,000,000       2.125%, 06/01/23@                                50,587,500
       200,000       1.500%, 06/01/23                                    364,000
    17,875,000       Veritas DGC, Inc.*++
                     4.579%, 03/15/24                                 40,292,037
                                                                 ---------------
                                                                     304,639,506
                                                                 ---------------
                     FINANCIALS (7.7%)
    44,765,000       Bank of America Corp. (NASDAQ 100)[ ]
                     0.250%, 01/26/10                                 44,653,088

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
$   41,000,000       Deutsche Bank, LUX (USA
                     Interactive)*@++[ ]
                     5.349%, 05/01/12                            $    47,170,500
                     HCC Insurance Holdings, Inc.
    12,000,000       1.300%, 04/01/23                                 15,720,000
    10,000,000       2.000%, 09/01/21                                 13,937,500
    60,000,000       Host Marriott Corp.*
                     3.250%, 04/15/24                                 79,800,000
   134,000,000       Merrill Lynch & Company, Inc.@
                     0.000%, 03/13/32                                146,730,000
 3,000,000,000   JPY Mitsubishi UFJ Securities Co., Ltd.
                     0.250%, 09/30/14                                 29,521,006
     2,180,000       Travelers Property Casualty Corp.
                     4.500%, 04/15/32                                 53,453,600
    50,615,000       Wachovia Corp. (Halliburton, Nabors
                     Industries, Amerada Hess)[ ]
                     0.250%, 12/15/10                                 53,525,362
                                                                 ---------------
                                                                     484,511,056
                                                                 ---------------
                     HEALTH CARE (6.8%)
    90,000,000       Amgen, Inc.*
                     0.125%, 02/01/11                                 84,600,000
                     Cytyc Corp.
    18,808,000       2.250%, 03/15/24*                                19,677,870
     9,692,000       2.250%, 03/15/24                                 10,140,255
    40,000,000       Emdeon Corp.@
                     1.750%, 06/15/23                                 38,750,000
    32,000,000       Gilead Sciences, Inc.*@
                     0.500%, 05/01/11                                 30,800,000
    22,850,000       Greatbatch, Inc.@
                     2.250%, 06/15/13                                 19,993,750
    29,950,000       Henry Schein, Inc.
                     3.000%, 08/15/34                                 35,415,875
    78,800,000       Medtronic, Inc.
                     1.250%, 09/15/21                                 78,504,500
    29,000,000       Omnicare, Inc.
                     3.250%, 12/15/35                                 26,426,250
                     Teva Pharmaceutical Industries, Ltd.@
    34,000,000       0.250%, 02/01/24                                 35,360,000
    20,500,000       0.500%, 02/01/24                                 20,961,250
    26,100,000       Wyeth@++
                     4.239%, 01/15/24                                 27,300,600
                                                                 ---------------
                                                                     427,930,350
                                                                 ---------------
                     INDUSTRIALS (5.4%)
     6,230,000       AGCO Corp.
                     1.750%, 12/31/33                                  8,161,300
    37,750,000       Armor Holdings, Inc.
                     2.000%, 11/01/24                                 45,111,250
    31,900,000       CSX Corp.@
                     0.000%, 10/30/21                                 40,273,750
    27,700,000       FTI Consulting, Inc.*@
                     3.750%, 07/15/12                                 30,954,750
    72,000,000       L-3 Communications Holdings*
                     3.000%, 08/01/35                                 70,560,000
    49,125,000       Lockheed Martin Corp.@++
                     4.920%, 08/15/33                                 56,079,135
    72,000,000       Roper Industries, Inc.
                     1.481%, 01/15/34                                 44,100,000

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
$   19,500,000   EUR Siemens, AG
                     1.375%, 06/04/10                            $    31,757,003
    15,900,000       Trinity Industries, Inc.
                     3.875%, 06/01/36                                 16,138,500
                                                                 ---------------
                                                                     343,135,688
                                                                 ---------------
                     INFORMATION TECHNOLOGY (8.3%)
    26,000,000       ADC Telecommunications, Inc.@
                     1.000%, 06/15/08                                 24,570,000
    20,000,000       Amkor Technology, Inc.@
                     2.500%, 05/15/11                                 18,525,000
                     BearingPoint, Inc.*@
    18,000,000       2.500%, 12/15/24                                 17,505,000
     5,000,000       2.750%, 12/15/24                                  5,037,500
    34,000,000       Ciena Corp.@
                     0.250%, 05/01/13                                 34,042,500
    41,000,000       CommScope, Inc.@
                     1.000%, 03/15/24                                 61,090,000
    15,000,000       CSG Systems International, Inc.*
                     2.500%, 06/15/24                                 15,900,000
    23,200,000       DST Systems, Inc.
                     4.125%, 08/15/23                                 30,798,000
    25,000,000       Electronics For Imaging, Inc.
                     1.500%, 06/01/23                                 24,500,000
                     Euronet Worldwide, Inc.*
    27,000,000       1.625%, 12/15/24                                 33,986,250
     9,925,000       3.500%, 10/15/25                                 11,798,344
    20,000,000       Informatica Corp.*@
                     3.000%, 03/15/26                                 19,725,000
    12,000,000       LSI Logic Corp.@
                     4.000%, 05/15/10                                 12,255,000
     7,450,000       M-Systems Flash Disk Pioneers, Ltd.*
                     1.000%, 03/15/35                                  8,763,063
    17,000,000       Mentor Graphics Corp.*@
                     6.250%, 03/01/26                                 18,615,000
    35,000,000       ON Semiconductor Corp.
                     0.000%, 04/15/24                                 29,662,500
    24,000,000       Openwave Systems, Inc.@
                     2.750%, 09/09/08                                 24,330,000
                     Powerwave Technologies, Inc.@
    17,500,000       1.875%, 11/15/24                                 18,331,250
     4,493,000       1.250%, 07/15/08                                  4,723,266
    26,000,000       Red Hat, Inc.@
                     0.500%, 01/15/24                                 28,307,500
    28,000,000       RF Micro Devices, Inc.
                     1.500%, 07/01/10                                 27,860,000
    54,500,000       Sybase, Inc.*
                     1.750%, 02/22/25                                 52,728,750
                                                                 ---------------
                                                                     523,053,923
                                                                 ---------------
                     MATERIALS (2.0%)
    40,250,000       Anglo American, PLC
                     3.375%, 04/17/07                                 72,047,500
    15,000,000       Freeport-McMoRan Copper & Gold, Inc.@
                     7.000%, 02/11/11                                 27,300,000

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
$  160,000,000   ZAR Harmony Gold Mining Company, Ltd.
                     4.875%, 05/21/09                            $    24,707,916
                                                                 ---------------
                                                                     124,055,416
                                                                 ---------------
                     TELECOMMUNICATION SERVICES (2.8%)
    63,500,000       NII Holdings, Inc.*@
                     2.750%, 08/15/25                                 84,455,000
    43,000,000       Qwest Communications
                     International, Inc.
                     3.500%, 11/15/25                                 65,360,000
    29,490,000       Time Warner Telecom, Inc.
                     2.375%, 04/01/26                                 30,632,738
                                                                 ---------------
                                                                    180,447,738
                                                                 ---------------
                     UTILITIES (0.4%)
    12,000,000   GBP Scottish and Southern Energy, PLC
                     3.750%, 10/29/09                                 28,797,486
                                                                 ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $2,533,394,679)                         2,733,075,180
                                                                 ---------------
SYNTHETIC CONVERTIBLE SECURITIES (8.9%)
                     GOVERNMENT AGENCY SECURITIES (8.0%)
                     CONSUMER DISCRETIONARY (8.0%)
    44,000,000       Federal Home Loan Mortgage Corp.@
                     4.625%, 02/21/08                                 43,426,328
    45,000,000       Federal National Mortgage
                     Association@
                     4.625%, 01/15/08                                 44,445,555
                     United States Treasury Notes@
   307,000,000       3.375%, 02/15/08                                298,485,662
    60,000,000       3.500%, 11/15/06                                 59,636,760
    60,000,000       2.750%, 07/31/06                                 59,922,660
                                                                 ---------------
                                                                     505,916,965
                                                                 ---------------
                        TOTAL GOVERNMENT AGENCY
                        SECURITIES                                   505,916,965
                                                                 ---------------

   NUMBER OF
   CONTRACTS                                                          VALUE
--------------                                                   ---------------
                     OPTIONS (0.9%)
                     CONSUMER DISCRETIONARY (0.1%)
         1,000       Garmin, Ltd.#
                     Call, 01/19/08, Strike $100.00                    2,210,000
         1,255       Lowe's Companies, Inc.#
                     Call, 01/19/08, Strike $70.00                       690,250
         2,650       Office Depot, Inc.#
                     Call, 01/19/08, Strike $40.00                     1,616,500
                                                                 ---------------
                                                                       4,516,750
                                                                 ---------------
                     CONSUMER STAPLES (0.1%)
         5,200       Kroger Company#
                     Call, 01/19/08, Strike $20.00                     2,210,000
         2,100       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                     1,354,500
                                                                 ---------------
                                                                       3,564,500
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                          VALUE
--------------                                                   ---------------
                     ENERGY (0.2%)
         1,570       Anadarko Petroleum Corp.#
                     Call, 01/19/08, Strike $47.50               $     1,389,450
         1,085       BJ Services Company#
                     Call, 01/19/08, Strike $40.00                       721,525
         1,020       Devon Energy (Chevron) Corp.#
                     Call, 01/19/08, Strike $65.00                       963,900
           850       Diamond Offshore Drilling, Inc.#
                     Call, 01/19/08, Strike $85.00                     1,487,500
         1,700       Nabors Industries, Ltd.#
                     Call, 01/19/08, Strike $37.50                       833,000
           750       Petroleo Brasileiro, SA#
                     Call, 01/19/08, Strike $90.00                     1,346,250
         1,300       Schlumberger, Ltd.#
                     Call, 01/19/08, Strike $65.00                     1,579,500
           785       Sunoco, Inc.#
                     Call, 01/19/08, Strike $75.00                       902,750
         1,180       Weatherford International, Ltd.#
                     Call, 01/19/08, Strike $55.00                       944,000
                                                                 ---------------
                                                                      10,167,875
                                                                 ---------------
                     FINANCIALS (0.2%)
         2,000       Aon Corp.#
                     Call, 01/19/08, Strike $35.00                     1,040,000
         4,000       Charles Schwab Corp.#
                     Call, 01/19/08, Strike $17.50                       910,000
           180       Chicago Mercantile Exchange
                     Holdings, Inc.#
                     Call, 01/19/08, Strike $420.00                    2,477,700
         1,400       CIT Group, Inc.#
                     Call, 01/19/08, Strike $50.00                     1,246,000
         2,170       E*TRADE Financial Corp.#
                     Call, 01/19/08, Strike $25.00                       911,400
           550       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $160.00                    1,100,000
         1,300       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                       845,000
         1,500       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $70.00                     1,410,000
         1,110       Prudential Financial, Inc.#
                     Call, 01/19/08, Strike $75.00                     1,332,000
         1,900       State Street Corp.#
                     Call, 01/19/08, Strike $60.00                     1,358,500
                                                                 ---------------
                                                                      12,630,600
                                                                 ---------------
                     HEALTH CARE (0.0%)
           725       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                    1,189,000
         1,950       AmerisourceBergen Corp.#
                     Call, 01/19/08, Strike $47.50                       799,500
                                                                 ---------------
                                                                       1,988,500
                                                                 ---------------
                     INDUSTRIALS (0.0%)
         1,050       Burlington Northern Santa Fe Corp.#
                     Call, 01/19/08, Strike $80.00                     1,470,000
                                                                 ---------------
                     INFORMATION TECHNOLOGY (0.2%)
         1,850       Agilent Technologies, Inc.#
                     Call, 01/19/08, Strike $35.00                       804,750

   NUMBER OF
   CONTRACTS                                                          VALUE
--------------                                                   ---------------
           700       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $75.00               $       493,500
         4,100       Electronic Data Systems Corp.#
                     Call, 01/19/08, Strike $25.00                     1,394,000
         2,750       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $30.00                     1,801,250
         1,630       Intuit, Inc.#
                     Call, 01/19/08, Strike $55.00                     2,200,500
         1,040       Marvell Technology Group, Ltd.#
                     Call, 01/19/08, Strike $65.00                       535,600
         2,700       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                       735,750
         1,900       National Semiconductor Corp.#
                     Call, 01/19/08, Strike $25.00                       874,000
         2,050       NVIDIA Corp.#
                     Call, 01/19/08, Strike $30.00                       558,625
         2,580       Paychex, Inc.#
                     Call, 01/19/08, Strike $40.00                     1,328,700
           800       Sandisk Corp.#
                     Call, 01/19/08, Strike $65.00                       728,000
                                                                 ---------------
                                                                      11,454,675
                                                                 ---------------
                     MATERIALS (0.1%)
         1,180       Alcan, Inc.#
                     Call, 01/19/08, Strike $55.00                       743,400
         2,200       Goldcorp, Inc.#
                     Call, 01/19/08, Strike $27.50                     2,035,000
         2,928       Harmony Gold Mining Co, Ltd.#
                     Call, 01/19/08, Strike $15.00                     1,449,360
           900       Phelps Dodge Corp.#
                     Call, 01/19/08, Strike $72.50                     1,993,500
           860       United States Steel Corp.#
                     Call, 01/19/08, Strike $70.00                     1,401,800
                                                                 ---------------
                                                                       7,623,060
                                                                 ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
         1,900       America Movil, S.A. de C.V.#
                     Call, 01/19/08, Strike $40.00                       817,000
           950       NII Holdings, Inc.#
                     Call, 01/19/08, Strike $55.00                     1,239,750
                                                                 ---------------
                                                                       2,056,750
                                                                 ---------------
                        TOTAL OPTIONS                                 55,472,710
                                                                 ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $574,423,552)                             561,389,675
                                                                 ---------------

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
CONVERTIBLE PREFERRED STOCKS (6.1%)
                     ENERGY (2.7%)
       200,000       Chesapeake Energy Corp.*
                     5.000%                                           26,525,000
       280,000       Hess Corp.
                     7.000%                                           37,156,000
       800,000       Valero Energy Corp.
                     2.000%                                          105,700,000
                                                                 ---------------
                                                                     169,381,000
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
                     FINANCIALS (3.0%)
     1,400,000       E*TRADE FINANCIAL, Corp.
                     6.125%                                      $    41,916,000
        22,360       Fortis, NV (Assurant)* [ ]
                     7.750%                                           29,018,361
       460,000       Hartford Financial Services Group,
                     Inc.
                     6.000%                                           34,219,400
       975,000       MetLife, Inc.
                     6.375%                                           26,880,750
       490,750       Morgan Stanley (Nuveen Investments) [ ]
                     5.875%                                           19,536,757
       666,000       Washington Mutual, Inc.
                     5.375%                                           37,828,800
                                                                 ---------------
                                                                     189,400,068
                                                                 ---------------
                     INDUSTRIALS (0.4%)
     9,000,000   GBP BAE Systems, PLC
                     7.750%                                           29,100,040
                                                                 ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $260,199,215)                             387,881,108
                                                                 ---------------
COMMON STOCKS (38.1%)
                     CONSUMER DISCRETIONARY (7.4%)
       350,000       Garmin, Ltd.@                                    36,904,000
     1,060,000       Harley-Davidson, Inc.@                           58,183,400
     2,900,000       Home Depot, Inc.@                               103,791,000
       975,000       International Game Technology@                   36,991,500
       435,000       ITT Educational Services, Inc.#@                 28,627,350
     3,100,000       News Corp., Ltd.@                                62,558,000
     1,775,000       Starbucks Corp.#@                                67,024,000
       174,518       Starwood Hotels & Resorts Worldwide,
                     Inc.                                             10,530,416
       181,200       Tiffany & Company                                 5,983,224
     1,100,000       Toll Brothers, Inc.#@                            28,127,000
     1,050,000       Walt Disney Company@                             31,500,000
                                                                 ---------------
                                                                    470,219,890
                                                                 ---------------
                     CONSUMER STAPLES (1.3%)
     1,375,000       PepsiCo, Inc.                                    82,555,000
                                                                 ---------------
                     ENERGY (0.5%)
       690,000       Anadarko Petroleum Corp.                         32,906,100
                                                                 ---------------
                     FINANCIALS (4.3%)
       760,000       Ambac Financial Group, Inc.@                     61,636,000
       485,000       Goldman Sachs Group, Inc.                        72,958,550
     1,400,000       Manulife Financial Corp.@                        44,478,000
     2,000,169       Washington Mutual, Inc.@                         91,167,703
                                                                 ---------------
                                                                    270,240,253
                                                                 ---------------
                     HEALTH CARE (5.5%)
       650,000       Forest Laboratories, Inc.#@                      25,148,500
       550,000       Gilead Sciences, Inc.@                           32,538,000
     3,700,000       King Pharmaceuticals, Inc.#@                     62,900,000
       875,000       McKesson Corp.                                   41,370,000
     3,250,000       Pfizer, Inc.                                     76,277,500
     3,000,000       Thermo Electron, Corp.#@                        108,720,000
                                                                 ---------------
                                                                    346,954,000
                                                                 ---------------

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
                     INDUSTRIALS (7.3%)
       835,000       Boeing Company@                             $    68,394,850
       825,000       Burlington Northern Santa Fe Corp.@              65,381,250
     1,300,000       Dover Corp.                                      64,259,000
     1,250,000       Illinois Tool Works, Inc.                        59,375,000
       527,000       L-3 Communications Holdings@                     39,746,340
       425,000       Lockheed Martin Corp.@                           30,489,500
     1,000,000       Manpower Inc.@                                   64,600,000
       850,000       Raytheon Company                                 37,884,500
     1,150,000       Tyco International, Ltd.                         31,625,000
                                                                 ---------------
                                                                     461,755,440
                                                                 ---------------
                     INFORMATION TECHNOLOGY (11.2%)
     2,400,000       BEA Systems, Inc@                                31,416,000
       500,000       Cognizant Technology Solutions Corp.@            33,685,000
     2,500,000       Dell, Inc.#@                                     61,025,000
     1,000,000       eBay, Inc.#@                                     29,290,000
     2,300,000       Electronic Data Systems Corp.@                   55,338,000
     1,800,000       Infosys Technologies, Ltd.@                     137,538,000
     1,450,000       LSI Logic Corp.#@                                12,977,500
     4,876,000       Microsoft Corp.@                                113,610,800
     1,517,355       Motorola, Inc.                                   30,574,703
     4,500,000   EUR Nokia Corp.                                      91,227,323
     3,400,000       NVIDIA Corp.#@                                   72,386,000
     2,800,000       Tellabs, Inc.#@                                  37,268,000
                                                                 ---------------
                                                                     706,336,326
                                                                 ---------------
                     MATERIALS (0.6%)
       385,000       Martin Marietta Materials, Inc.                  35,092,750
                                                                 ---------------
                     TOTAL COMMON STOCKS
                     (Cost $2,148,698,993)                         2,406,059,759
                                                                 ---------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   ---------------
SHORT-TERM INVESTMENTS (1.6%)
                     COMMERCIAL PAPER (1.6%)
$    2,579,000       Citigroup, Inc.
                     5.220%, 07/03/06                                  2,578,252
   100,000,000       UBS Finance, Inc.
                     5.220%, 07/03/06                                 99,971,000
                                                                 ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $102,549,252)                             102,549,252
                                                                 ---------------

   NUMBER OF
    SHARES                                                            VALUE
--------------                                                   ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (17.2%)
 1,087,942,135       Bank of New York Institutional Cash
                     Reserve Fund
                     current rate 5.298%
                     (Cost $1,087,942,135)                       $ 1,087,942,135
                                                                 ---------------
TOTAL INVESTMENTS (116.2%)
(Cost $6,775,979,361)                                              7,347,019,691
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-17.2%)                 (1,087,942,135)
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

OTHER ASSETS, LESS LIABILITIES (1.0%)                                 63,527,922
                                                                 ---------------
NET ASSETS (100.0%)                                              $ 6,322,605,478
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

[ ] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

@    Security, or portion of security, is on loan.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $345,505,281 or 5.5% of net assets.

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2006.

#    Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

GBP  British Pound Sterling

JPY  Japanese Yen

ZAR  South African Rand

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
CORPORATE BONDS (58.4%)
                 CONSUMER DISCRETIONARY (17.0%)
$  307,000       DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                   $    323,118
 2,133,000       EchoStar Communications Corp.*
                 7.125%, 02/01/16                                      2,063,677
    95,000       EchoStar DBS Corporation
                 6.625%, 10/01/14                                         89,538
 1,422,000   GBP EMI Group, PLC
                 9.750%, 05/20/08                                      2,807,060
                 Ford Motor Company
 2,180,000       7.875%, 06/15/10                                      2,012,678
 1,422,000       7.450%, 07/16/31                                      1,034,505
   972,000       8.625%, 11/01/10                                        910,019
 3,412,000       GameStop Corp.@
                 8.000%, 10/01/12                                      3,429,060
   190,000       General Motors Corp.@
                 7.125%, 07/15/13                                        157,225
                 Goodyear Tire & Rubber Company
 1,422,000       7.857%, 08/15/11@                                     1,326,015
 1,422,000       7.000%, 03/15/28                                      1,130,490
   829,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                        760,607
   948,000       IMAX Corp.
                 9.625%, 12/01/10                                        976,440
 1,943,000       Intrawest Corp.
                 7.500%, 10/15/13                                      1,943,000
 1,469,000       Jarden Corp.@
                 9.750%, 05/01/12                                      1,505,725
 1,896,000       Mandalay Resort Group@
                 7.625%, 07/15/13                                      1,886,520
 1,896,000       NCL Holding, ASA
                 10.625%, 07/15/14                                     1,872,300
 2,464,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                      2,476,320
   284,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                        291,810
 1,422,000       Pinnacle Entertainment, Inc.@
                 8.750%, 10/01/13                                      1,489,545
   142,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                       156,555
   948,000   CAD Rogers Cable, Inc.
                 7.250%, 12/15/11                                        872,223
   948,000   CAD Rogers Wireless, Inc.
                 7.625%, 12/15/11                                        889,573
    95,000       Station Casinos, Inc.
                 6.875%, 03/01/16                                         89,063
 1,137,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                      1,085,835
 2,133,000       Warnaco Group, Inc.@
                 8.875%, 06/15/13                                      2,175,660
                 Warner Music Group
 1,422,000       7.375%, 04/15/14                                      1,386,450
   948,000   GBP 8.125%, 04/15/14                                      1,796,869
                 WCI Communities, Inc.
 1,896,000       6.625%, 03/15/15@                                     1,583,160
   853,000       7.875%, 10/01/13                                        752,772

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$   95,000       William Lyon Homes, Inc.
                 10.750%, 04/01/13                                  $     91,675
    95,000       Wynn Las Vegas, LLC@
                 6.625%, 12/01/14                                         90,013
                                                                    ------------
                                                                      39,455,500
                                                                    ------------
                 CONSUMER STAPLES (4.9%)
 1,043,000       Chattem, Inc.
                 7.000%, 03/01/14                                      1,016,925
                 Dole Food Company, Inc.
   948,000       7.250%, 06/15/10                                        853,200
   473,000       8.875%, 03/15/11@                                       445,803
   664,000       NBTY, Inc.@
                 7.125%, 10/01/15                                        627,480
   853,000       Playtex Products, Inc.
                 8.000%, 03/01/11                                        887,120
 3,555,000       Reynolds American, Inc. *
                 7.300%, 07/15/15                                      3,461,681
 2,370,000       Smithfield Foods, Inc.
                 7.750%, 05/15/13                                      2,334,450
 1,493,000       WH Intermediate Holdings, Ltd.
                 9.500%, 04/01/11                                      1,642,300
                                                                    ------------
                                                                      11,268,959
                                                                    ------------
                 ENERGY (8.7%)
 3,318,000       Arch Western Finance, LLC
                 6.750%, 07/01/13                                      3,193,575
   948,000       Chesapeake Energy Corp.
                 6.875%, 01/15/16                                        900,600
 1,422,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                      1,334,903
   142,000       Energy Partners, Ltd.
                 8.750%, 08/01/10                                        137,385
 1,422,000       Giant Industries, Inc.
                 8.000%, 05/15/14                                      1,411,335
 3,223,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                      3,053,792
 2,915,000       Paramount Resources, Ltd.
                 8.500%, 01/31/13                                      2,958,725
 2,559,000       Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                      2,757,322
   948,000       Superior Energy Services, Inc.*
                 6.875%, 06/01/14                                        917,190
 1,422,000       Swift Energy Company
                 9.375%, 05/01/12                                      1,507,320
 1,896,000       Williams Companies, Inc.
                 7.750%, 06/15/31                                      1,877,040
                                                                    ------------
                                                                      20,049,187
                                                                    ------------
                 FINANCIALS (3.5%)
                 E*TRADE Financial Corporation
 1,981,000       7.375%, 09/15/13                                      1,990,905
 1,232,000       7.875%, 12/01/15                                      1,268,960
   948,000       Host Marriott Corp.@
                 7.125%, 11/01/13                                        949,185
 2,370,000       Leucadia National Corp.
                 7.000%, 08/15/13                                      2,310,750
   332,000       Omega Healthcare Investors, Inc.
                 7.000%, 04/01/14                                        315,400

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$1,264,000       Senior Housing Properties Trust
                 7.875%, 04/15/15                                   $  1,286,120
                                                                    ------------
                                                                       8,121,320
                                                                    ------------
                 HEALTH CARE (5.6%)
 1,611,000       Ameripath, Inc.
                 10.500%, 04/01/13                                     1,697,591
 3,318,000       Angiotech Pharmaceuticals, Inc.*
                 7.750%, 04/01/14                                      3,185,280
 1,194,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                      1,211,237
 2,370,000       Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                      2,393,700
   142,000       DaVita, Inc.
                 7.250%, 03/15/15                                        137,030
    95,000       Omnicare, Inc.@
                 6.875%, 12/15/15                                         90,725
 2,844,000       Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                      2,797,785
 1,422,000       Vanguard Health Systems, Inc.@
                 9.000%, 10/01/14                                      1,425,555
                                                                    ------------
                                                                      12,938,903
                                                                    ------------
                 INDUSTRIALS (8.6%)
 1,469,000       Accuride Corp.
                 8.500%, 02/01/15                                      1,417,585
   948,000       AMR Corp.
                 7.250%, 02/05/09                                        952,740
 1,422,000       Armor Holdings, Inc.
                 8.250%, 08/15/13                                      1,478,880
 2,370,000       Columbus  McKinnon  Corp.@
                 8.875%, 11/01/13                                      2,429,250
 2,038,000       Commercial Vehicle Group, Inc.
                 8.000%, 07/01/13                                      1,961,575
   948,000       Gardner Denver, Inc.
                 8.000%, 05/01/13                                      1,000,140
 1,839,000       General Cable Corp.
                 9.500%, 11/15/10                                      1,958,535
 1,659,000       Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                      1,702,549
   142,000       Hexcel Corporation
                 6.750%, 02/01/15                                        133,480
 1,245,000       Mobile Mini, Inc.
                 9.500%, 07/01/13                                      1,338,375
   569,000       Monitronics International, Inc.@
                 11.750%, 09/01/10                                       564,021
 1,640,000       Terex Corp.
                 7.375%, 01/15/14                                      1,640,000
 3,436,000       Wesco Distribution, Inc.*
                 7.500%, 10/15/17                                      3,453,180
                                                                    ------------
                                                                      20,030,310
                                                                    ------------
                 INFORMATION TECHNOLOGY (3.3%)
 1,234,000       Advanced Micro Devices, Inc.@
                 7.750%, 11/01/12                                      1,261,765
   166,000       Anixter International, Inc.
                 5.950%, 03/01/15                                        153,550
    95,000       Avago Technologies*@
                 11.875%, 12/01/15                                       103,788
 1,896,000       Celestica, Inc.@
                 7.625%, 07/01/13                                      1,848,600

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$   95,000       Sanmina-SCI Corporation
                 8.125%, 03/01/16                                   $     93,100
 2,844,000       SunGard Data Systems Inc.*@
                 9.125%, 08/15/13                                      2,964,870
 1,403,000       Telcordia Technologies*
                 10.000%, 03/15/13                                     1,192,550
                                                                    ------------
                                                                       7,618,223
                                                                    ------------
                 MATERIALS (5.3%)
   237,000       Agrium, Inc.
                 7.125%, 05/23/36                                        237,002
                 Aleris International, Inc.
   806,000       10.375%, 10/15/10                                       874,510
   806,000       9.000%, 11/15/14@                                       824,135
 2,844,000       Equistar Chemicals, LP
                 10.625%, 05/01/11                                     3,067,965
    95,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                         95,000
                 Ineos Group Holdings, PLC*
 1,706,000   EUR 7.875%, 02/15/16                                      2,040,226
   474,000       8.500%, 02/15/16@                                       446,153
 1,896,000       U.S. Concrete, Inc.@
                 8.375%, 04/01/14                                      1,924,440
                 Union Carbide Corp.
   474,000       7.875%, 04/01/23                                        496,347
   237,000       7.500%, 06/01/25@                                       242,036
 2,133,000       Westlake Chemical Corporation
                 6.625%, 01/15/16                                      1,981,024
                                                                    ------------
                                                                      12,228,838
                                                                    ------------
                 TELECOMMUNICATION SERVICES (1.5%)
    95,000       Citizens Communications Company
                 9.000%, 08/15/31                                         96,663
   900,000       IPCS Escrow Company
                 11.500%, 05/01/12                                     1,008,000
 2,379,000       Syniverse Technologies, Inc.
                 7.750%, 08/15/13                                      2,325,472
                                                                    ------------
                                                                       3,430,135
                                                                    ------------
                 TOTAL CORPORATE BONDS
                 (Cost $136,720,457)                                 135,141,375
                                                                    ------------
CONVERTIBLE BONDS (27.5%)
                 CONSUMER DISCRETIONARY (3.4%)
 2,000,000       Kellwood Company++
                 3.500%, 06/15/34                                      1,732,500
 1,000,000       Lamar Advertising Company
                 2.875%, 12/31/10                                      1,178,750
 2,000,000   GBP Punch Taverns Redwood Jersey Co. Ltd.
                 5.000%, 12/14/10                                      3,914,014
   370,000       United Auto Group, Inc.@
                 3.500%, 04/01/26                                        399,600
   630,000       United Auto Group, Inc.*
                 3.500%, 04/01/26                                        680,400
                                                                    ------------
                                                                       7,905,264
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
                 ENERGY (1.9%)
$3,000,000       Helix Energy Solutions Group, Inc.*
                 3.250%, 12/15/25                                   $  4,473,750
                                                                    ------------
                 FINANCIALS (2.0%)
 1,750,000       Deutsche Bank, LUX (USA
                 Interactive)*++[]
                 5.349%, 05/01/12                                      2,013,375
 2,000,000       GATX Corp.
                 7.500%, 02/01/07                                      2,530,000
                                                                    ------------
                                                                       4,543,375
                                                                    ------------
                 HEALTH CARE (2.4%)
   970,000       Advanced Medical Optics, Inc.*@
                 3.250%, 08/01/26                                      1,040,325
 2,200,000       Emdeon Corp.*
                 3.125%, 09/01/25                                      2,279,750
 2,000,000       Wyeth++
                 4.239%, 01/15/24                                      2,092,000
                                                                    ------------
                                                                      5,412,075
                                                                    ------------
                 INDUSTRIALS (6.4%)
 2,750,000       Allied Waste Industries, Inc.@
                 4.250%, 04/15/34                                      2,543,750
 2,100,000       L-3 Communications Holdings*@
                 3.000%, 08/01/35                                      2,058,000
 2,000,000       Lockheed Martin Corp.++
                 4.920%, 08/15/33                                      2,283,120
 2,000,000       Quanta Services, Inc.
                 4.500%, 10/01/23                                      3,337,500
 4,200,000       Roper Industries, Inc.++
                 1.481%, 01/15/34                                      2,572,500
 2,000,000       Trinity Industries, Inc.
                 3.875%, 06/01/36                                      2,030,000
                                                                    ------------
                                                                      14,824,870
                                                                    ------------
                 INFORMATION TECHNOLOGY (10.8%)
 2,500,000       Conexant Systems, Inc.*
                 4.000%, 03/01/26                                      2,303,125
 3,000,000       CSG Systems International, Inc.@
                 2.500%, 06/15/24                                      3,180,000
 2,400,000       DST Systems, Inc.
                 4.125%, 08/15/23                                      3,186,000
 3,500,000       Electronic Data Systems Corp.
                 3.875%, 07/15/23                                      3,491,250
 2,000,000       Euronet Worldwide, Inc.*
                 3.500%, 10/15/25                                      2,377,500
 2,000,000       Frequency Electronics, Inc.*@
                 2.875%, 06/01/13                                      2,065,000
 1,200,000       Liberty Media Corp.
                 3.500%, 01/15/31                                      1,144,500
 3,500,000       LSI Logic Corp.@
                 4.000%, 05/15/10                                      3,574,375
 1,250,000       Mentor Graphics Corp.*@
                 6.250%, 03/01/26                                      1,368,750
 2,275,000       Vishay Intertechnology, Inc.
                 3.625%, 08/01/23                                      2,371,688
                                                                    ------------
                                                                      25,062,188
                                                                    ------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
                 UTILITIES (0.6%)
$  600,000       GBP  Scottish and Southern Energy, PLC
                 3.750%, 10/29/09                                   $  1,439,874
                                                                    ------------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $59,504,141)                                   63,661,396
                                                                    ------------
SYNTHETIC CONVERTIBLE SECURITIES (3.8%)
                 CORPORATE BONDS (3.2%)
                 CONSUMER DISCRETIONARY (0.9%)
    17,000       DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                         17,893
   117,000       EchoStar Communications Corp.*
                 7.125%, 02/01/16                                        113,197
     5,000       EchoStar DBS Corporation
                 6.625%, 10/01/14                                          4,713
    78,000   GBP EMI Group, PLC
                 9.750%, 05/20/08                                        153,974
                 Ford Motor Company
   120,000       7.875%, 06/15/10                                        110,790
    78,000       7.450%, 07/16/31                                         56,745
    53,000       8.625%, 11/01/10                                         49,620
   188,000       GameStop Corp.@
                 8.000%, 10/01/12                                        188,940
    10,000       General Motors Corp.@
                 7.125%, 07/15/13                                          8,275
                 Goodyear Tire & Rubber Company
    78,000       7.857%, 08/15/11@                                        72,735
    78,000       7.000%, 03/15/28                                         62,010
    46,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                         42,205
    52,000       IMAX Corp.
                 9.625%, 12/01/10                                         53,560
   107,000       Intrawest Corp.
                 7.500%, 10/15/13                                        107,000
    81,000       Jarden Corp.@
                 9.750%, 05/01/12                                         83,025
   104,000       Mandalay Resort Group@
                 7.625%, 07/15/13                                        103,480
   104,000       NCL Holding, ASA
                 10.625%, 07/15/14                                       102,700
   136,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                        136,680
    16,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                         16,440
    78,000       Pinnacle Entertainment, Inc.@
                 8.750%, 10/01/13                                         81,705
     8,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                         8,820
    52,000   CAD Rogers Cable, Inc.
                 7.250%, 12/15/11                                         47,843
    52,000   CAD Rogers Wireless, Inc.
                 7.625%, 12/15/11                                         48,795
     5,000       Station Casinos, Inc.
                 6.875%, 03/01/16                                          4,688
    63,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                         60,165

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$  117,000       Warnaco Group, Inc.@
                 8.875%, 06/15/13                                   $    119,340
                 Warner Music Group
    78,000       7.375%, 04/15/14                                         76,050
    52,000   GBP 8.125%, 04/15/14                                         98,562
                 WCI Communities, Inc.
   104,000       6.625%, 03/15/15@                                        86,840
    47,000       7.875%, 10/01/13                                         41,477
     5,000       William Lyon Homes, Inc.
                 10.750%, 04/01/13                                         4,825
     5,000       Wynn Las Vegas, LLC@
                 6.625%, 12/01/14                                          4,738
                                                                    ------------
                                                                       2,167,830
                                                                    ------------
                 CONSUMER STAPLES (0.2%)
    57,000       Chattem, Inc.
                 7.000%, 03/01/14                                         55,575
                 Dole Food Company, Inc.
    52,000       7.250%, 06/15/10                                         46,800
    26,000       8.875%, 03/15/11@                                        24,505
    36,000       NBTY, Inc.@
                 7.125%, 10/01/15                                         34,020
    47,000       Playtex Products, Inc.
                 8.000%, 03/01/11                                         48,880
   195,000       Reynolds American, Inc. *
                 7.300%, 07/15/15                                        189,881
   130,000       Smithfield Foods, Inc.
                 7.750%, 05/15/13                                        128,050
    82,000       WH Intermediate Holdings, Ltd.
                 9.500%, 04/01/11                                         90,200
                                                                    ------------
                                                                         617,911
                                                                    ------------
                 ENERGY (0.5%)
   182,000       Arch Western Finance, LLC
                 6.750%, 07/01/13                                        175,175
    52,000       Chesapeake Energy Corp.
                 6.875%, 01/15/16                                         49,400
    78,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                         73,223
     8,000       Energy Partners, Ltd.
                 8.750%, 08/01/10                                          7,740
    78,000       Giant Industries, Inc.
                 8.000%, 05/15/14                                         77,415
   177,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                        167,707
   160,000       Paramount Resources, Ltd.
                 8.500%, 01/31/13                                        162,400
   141,000       Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                        151,927
    52,000       Superior Energy Services, Inc.*
                 6.875%, 06/01/14                                         50,310
    78,000       Swift Energy Company
                 9.375%, 05/01/12                                         82,680
   104,000       Williams Companies, Inc.
                 7.750%, 06/15/31                                        102,960
                                                                    ------------
                                                                       1,100,937
                                                                    ------------
                 FINANCIALS (0.2%)
                 E*TRADE Financial Corporation
   109,000       7.375%, 09/15/13                                        109,545

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$   68,000       7.875%, 12/01/15                                   $     70,040
    52,000       Host Marriott Corp.@
                 7.125%, 11/01/13                                         52,065
   130,000       Leucadia National Corp.
                 7.000%, 08/15/13                                        126,750
    18,000       Omega Healthcare Investors, Inc.
                 7.000%, 04/01/14                                         17,100
    69,000       Senior Housing Properties Trust
                 7.875%, 04/15/15                                         70,208
                                                                    ------------
                                                                         445,708
                                                                    ------------
                 HEALTH CARE (0.3%)
    89,000       Ameripath, Inc.
                 10.500%, 04/01/13                                        93,784
   182,000       Angiotech Pharmaceuticals, Inc.*
                 7.750%, 04/01/14                                        174,720
    66,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                         66,953
   130,000       Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                        131,300
     8,000       DaVita, Inc.
                 7.250%, 03/15/15                                          7,720
     5,000       Omnicare, Inc.@
                 6.875%, 12/15/15                                          4,775
   156,000       Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                        153,465
    78,000       Vanguard Health Systems, Inc.@
                 9.000%, 10/01/14                                         78,195
                                                                    ------------
                                                                         710,912
                                                                    ------------
                 INDUSTRIALS (0.5%)
    81,000       Accuride Corp.
                 8.500%, 02/01/15                                         78,165
    52,000       AMR Corp.
                 7.250%, 02/05/09                                         52,260
    78,000       Armor Holdings, Inc.
                 8.250%, 08/15/13                                         81,120
   130,000       Columbus  McKinnon  Corp.@
                 8.875%, 11/01/13                                        133,250
   112,000       Commercial Vehicle Group, Inc.
                 8.000%, 07/01/13                                        107,800
    52,000       Gardner Denver, Inc.
                 8.000%, 05/01/13                                         54,860
   101,000       General Cable Corp.
                 9.500%, 11/15/10                                        107,565
    91,000       Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                         93,388
     8,000       Hexcel Corporation
                 6.750%, 02/01/15                                          7,520
    68,000       Mobile Mini, Inc.
                 9.500%, 07/01/13                                         73,100
    31,000       Monitronics International, Inc.@
                 11.750%, 09/01/10                                        30,729
    90,000       Terex Corp.
                 7.375%, 01/15/14                                         90,000
   189,000       Wesco Distribution, Inc.*
                 7.500%, 10/15/17                                        189,945
                                                                    ------------
                                                                       1,099,702
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
                 INFORMATION TECHNOLOGY (0.2%)
$   68,000       Advanced Micro Devices, Inc.@
                 7.750%, 11/01/12                                   $     69,530
     9,000       Anixter International, Inc.
                 5.950%, 03/01/15                                          8,325
     5,000       Avago Technologies*@
                 11.875%, 12/01/15                                         5,463
   104,000       Celestica, Inc.@
                 7.625%, 07/01/13                                        101,400
     5,000       Sanmina-SCI Corporation
                 8.125%, 03/01/16                                          4,900
   156,000       SunGard Data Systems, Inc.*@
                 9.125%, 08/15/13                                        162,630
    77,000       Telcordia Technologies*
                 10.000%, 03/15/13                                        65,450
                                                                    ------------
                                                                         417,698
                                                                    ------------
                 MATERIALS (0.3%)
    13,000       Agrium, Inc.
                 7.125%, 05/23/36                                         13,000
                 Aleris International, Inc.
    44,000       10.375%, 10/15/10                                        47,740
    44,000       9.000%, 11/15/14@                                        44,990
   156,000       Equistar Chemicals, LP
                 10.625%, 05/01/11                                       168,285
     5,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                          5,000
                 Ineos Group Holdings, PLC*
    94,000   EUR 7.875%, 02/15/16                                        112,416
    26,000       8.500%, 02/15/16@                                        24,472
   104,000       U.S. Concrete, Inc.@
                 8.375%, 04/01/14                                        105,560
                 Union Carbide Corp.
    26,000       7.875%, 04/01/23                                         27,226
    13,000       7.500%, 06/01/25@                                        13,276
   117,000       Westlake Chemical Corporation
                 6.625%, 01/15/16                                        108,664
                                                                    ------------
                                                                         670,629
                                                                    ------------
                 TELECOMMUNICATION SERVICES (0.1%)
     5,000       Citizens Communications Company
                 9.000%, 08/15/31                                          5,088
    50,000       IPCS Escrow Company
                 11.500%, 05/01/12                                        56,000
   131,000       Syniverse Technologies, Inc.
                 7.750%, 08/15/13                                        128,052
                                                                    ------------
                                                                         189,140
                                                                    ------------
                 TOTAL CORPORATE BONDS                                 7,420,467
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
----------                                                          ------------
                 OPTIONS (0.6%)
                 CONSUMER DISCRETIONARY (0.2%)
        20       Garmin, Ltd.#
                 Call, 01/19/08, Strike $100.00                           44,200
       360       Home Depot, Inc.#
                 Call, 01/19/08, Strike $35.00                           216,000

 NUMBER OF
 CONTRACTS                                                              VALUE
----------                                                          ------------
        25       Lowe's Companies, Inc.#
$                Call, 01/19/08, Strike $70.00                      $     13,750
        50       Office Depot, Inc.#
                 Call, 01/19/08, Strike $40.00                            30,500
                                                                    ------------
                                                                         304,450
                                                                    ------------
                 CONSUMER STAPLES (0.0%)
       100       Kroger Company#
                 Call, 01/19/08, Strike $20.00                            42,500
        40       PepsiCo, Inc.#
                 Call, 01/19/08, Strike $60.00                            25,800
                                                                    ------------
                                                                          68,300
                                                                    ------------
                 ENERGY (0.1%)
        30       Anadarko Petroleum Corp.#
                 Call, 01/19/08, Strike $47.50                            26,550
        20       BJ Services Company#
                 Call, 01/19/08, Strike $40.00                            13,300
        20       Devon Energy (Chevron) Corp.#
                 Call, 01/19/08, Strike $65.00                            18,900
        15       Diamond Offshore Drilling, Inc.#
                 Call, 01/19/08, Strike $85.00                            26,250
        30       Nabors Industries, Ltd.#
                 Call, 01/19/08, Strike $37.50                            14,700
        15       Petroleo Brasileiro, SA#
                 Call, 01/19/08, Strike $90.00                            26,925
        20       Schlumberger, Ltd.#
                 Call, 01/19/08, Strike $65.00                            24,300
        15       Sunoco, Inc.#
                 Call, 01/19/08, Strike $75.00                            17,250
        25       Weatherford International, Ltd.#
                 Call, 01/19/08, Strike $55.00                            20,000
                                                                    ------------
                                                                         188,175
                                                                    ------------
                 FINANCIALS (0.1%)
        35       Aon Corp.#
                 Call, 01/19/08, Strike $35.00                            18,200
        80       Charles Schwab Corp.#
                 Call, 01/19/08, Strike $17.50                            18,200
         5       Chicago Mercantile Exchange
                 Holdings, Inc.#
                 Call, 01/19/08, Strike $420.00                           68,825
        25       CIT Group, Inc.#
                 Call, 01/19/08, Strike $50.00                            22,250
        45       E*TRADE Financial Corp.#
                 Call, 01/19/08, Strike $25.00                            18,900
        15       Goldman Sachs Group, Inc.#
                 Call, 01/19/08, Strike $160.00                           30,000
        20       Lehman Brothers Holdings, Inc.#
                 Call, 01/19/08, Strike $75.00                            13,000
        30       Merrill Lynch & Company, Inc.#
                 Call, 01/19/08, Strike $70.00                            28,200
        20       Prudential Financial, Inc.#
                 Call, 01/19/08, Strike $75.00                            24,000
        40       State Street Corp.#
                 Call, 01/19/08, Strike $60.00                            28,600
                                                                    ------------
                                                                         270,175
                                                                    ------------
                 HEALTH CARE (0.0%)
        15       Allergan, Inc.#
                 Call, 01/19/08, Strike $110.00                           24,600

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                                              VALUE
----------                                                          ------------
        40       AmerisourceBergen Corp.#
$                Call, 01/19/08, Strike $47.50                      $     16,400
                                                                    ------------
                                                                          41,000
                                                                    ------------
                 INDUSTRIALS (0.0%)
        20       Burlington Northern Santa Fe Corp.#
                 Call, 01/19/08, Strike $80.00                            28,000
                                                                    ------------
                 INFORMATION TECHNOLOGY (0.1%)
        30       Agilent Technologies, Inc.#
                 Call, 01/19/08, Strike $35.00                            13,050
        15       Apple Computer, Inc.#
                 Call, 01/19/08, Strike $75.00                            10,575
        75       Electronic Data Systems Corp.#
                 Call, 01/19/08, Strike $25.00                            25,500
        50       Hewlett-Packard Company#
                 Call, 01/19/08, Strike $30.00                            32,750
        30       Intuit, Inc.#
                 Call, 01/19/08, Strike $55.00                            40,500
        20       Marvell Technology Group, Ltd.#
                 Call, 01/19/08, Strike $65.00                            10,300
        50       Motorola, Inc.#
                 Call, 01/19/08, Strike $22.50                            13,625
        35       National Semiconductor Corp.#
                 Call, 01/19/08, Strike $25.00                            16,100
        40       NVIDIA Corp.#
                 Call, 01/19/08, Strike $30.00                            10,900
        50       Paychex, Inc.#
                 Call, 01/19/08, Strike $40.00                            25,750
        20       Sandisk Corp.#
                 Call, 01/19/08, Strike $65.00                            18,200
                                                                    ------------
                                                                         217,250
                                                                    ------------
                 MATERIALS (0.1%)
        20       Alcan, Inc.#
                 Call, 01/19/08, Strike $55.00                            12,600
        40       Goldcorp, Inc.#
                 Call, 01/19/08, Strike $27.50                            37,000
        58       Harmony Gold Mining Co, Ltd.#
                 Call, 01/19/08, Strike $15.00                            28,710
        20       Phelps Dodge Corp.#
                 Call, 01/19/08, Strike $72.50                            44,300
        20       United States Steel Corp.#
                 Call, 01/19/08, Strike $70.00                            32,600
                                                                    ------------
                                                                         155,210
                                                                    ------------
                 TELECOMMUNICATION SERVICES (0.0%)
        30       America Movil, S.A. de C.V.#
                 Call, 01/19/08, Strike $40.00                            12,900
        20       NII Holdings, Inc.#
                 Call, 01/19/08, Strike $55.00                            26,100
                                                                    ------------
                                                                          39,000
                                                                    ------------
                    TOTAL OPTIONS                                      1,311,560
                                                                    ------------
                 TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                 (Cost $9,047,413)                                     8,732,027
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
CONVERTIBLE PREFERRED STOCKS (7.2%)
                 CONSUMER DISCRETIONARY (0.1%)
     6,000       Ford Motor Company Capital Trust II
                 6.500%                                             $    166,800
                                                                    ------------
                 ENERGY (1.1%)
    10,000       Chesapeake Energy Corp.
                 6.250%                                                2,597,500
                                                                    ------------
                 FINANCIALS (3.0%)
     2,500       Fortis, NV (Assurant)*[]
                 7.750%                                                3,244,450
    75,000       Lazard, Ltd.
                 6.625%                                                2,700,000
    40,000       Lehman Brothers Holdings, Inc.
                 6.250%                                                1,044,800
                                                                    ------------
                                                                       6,989,250
                                                                    ------------
                 INDUSTRIALS (3.0%)
 1,200,000   GBP BAE Systems, PLC
                 7.750%                                                3,880,005
    25,000       Northrop Grumman Corp.
                 7.000%                                                3,162,500
                                                                    ------------
                                                                       7,042,505
                                                                    ------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $14,242,170)                                   16,796,055
                                                                    ------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
SHORT-TERM INVESTMENT (0.0%)
                  COMMERCIAL PAPER (0.0%)
$    82,000       Citigroup, Inc.
                  5.220%, 07/03/06
                  (Cost $81,976)                                          81,976
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                         ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.3%)
 37,646,570       Bank of New York Institutional Cash
                  Reserve Fund
                  current rate 5.298%
                  (Cost $37,646,570)                                $ 37,646,570
                                                                    ------------
TOTAL INVESTMENTS (113.2%)
(Cost $257,242,727)                                                  262,059,399
                                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-16.3%)                    (37,646,570)
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES (3.1%)                                  7,113,874
                                                                    ------------
NET ASSETS (100.0%)                                                 $231,526,703
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

[] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $29,380,229 or 12.7% of net assets.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2006.

@    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

EUR  European Monetary Unit

GBP  British Pound Sterling

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

                See accompanying Notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
CONVERTIBLE BONDS (67.9%)
                   CONSUMER DISCRETIONARY (7.4%)
$  7,150,000       Best Buy Company, Inc.@
                   2.250%, 01/15/22                               $    8,857,062
   3,000,000       Grey Global Group
                   (WPP Group) [ ]
                   5.000%, 10/15/33                                    3,731,250
  15,500,000       International Game Technology
                   0.000%, 01/29/33                                   12,516,250
   8,500,000       Liberty Media Corp. (Time Warner) [ ]
                   0.750%, 03/30/23                                    9,063,125
   9,500,000       Lowe's Companies, Inc.@++
                   0.861%, 10/19/21                                   10,046,250
   6,238,000       United Auto Group, Inc.*
                   3.500%, 04/01/26                                    6,737,040
  12,500,000       Walt Disney Company@
                   2.125%, 04/15/23                                   13,828,125
                                                                  --------------
                                                                      64,779,102
                                                                  --------------
                   CONSUMER STAPLES (0.6%)
   5,250,000       Nestle Holdings, Inc.
                   0.000%, 06/11/08                                    5,506,944
                                                                  --------------
                   ENERGY (7.4%)
   7,000,000       Cooper Cameron Corp.*@
                   1.500%, 05/15/24                                   10,368,750
   5,600,000       Diamond Offshore Drilling, Inc.
                   1.500%, 04/15/31                                    9,709,000
                   Halliburton Company
   4,500,000       3.125%, 07/15/23*@                                  9,045,000
   1,100,000       3.125%, 07/15/23                                    2,211,000
   9,000,000       Nabors Industries, Inc.@
                   0.000%, 06/15/23                                    9,900,000
   5,550,000       Schlumberger, Ltd.@
                   2.125%, 06/01/23                                    9,358,688
   6,921,000       SEACOR Holdings, Inc.@
                   2.875%, 12/15/24                                    8,486,876
   2,200,000       Veritas DGC, Inc.*++
                   4.579%, 03/15/24                                    4,959,020
                                                                  --------------
                                                                      64,038,334
                                                                  --------------
                   FINANCIALS (11.5%)
  12,000,000       Bank of America Corp. (NASDAQ 100) [ ]
                   0.250%, 01/26/10                                   11,970,000
   8,250,000       Deutsche Bank, LUX (USA
                   Interactive)*++ [ ]
                   5.349%, 05/01/12                                    9,491,625
                   HCC Insurance Holdings, Inc.
   5,235,000       1.300%, 04/01/23                                    6,857,850
   5,000,000       2.000%, 09/01/21                                    6,968,750
   6,250,000       LandAmerica Financial Group, Inc.
                   3.125%, 11/15/33                                    6,875,000
  20,500,000       Merrill Lynch & Company, Inc.@
                   0.000%, 03/13/32                                   22,447,500
 450,000,000   JPY Mitsubishi UFJ Securities Co., Ltd.
                   0.250%, 09/30/14                                    4,428,151

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    635,000       Travelers Property Casualty Corp.
                   4.500%, 04/15/32                               $   15,570,200
  15,000,000       Wachovia Corp. (Halliburton, Nabors
                   Industries, Amerada Hess)[ ]
                   0.250%, 12/15/10                                   15,862,500
                                                                  --------------
                                                                    100,471,576
                                                                  --------------
                   HEALTH CARE (13.0%)
                   Advanced Medical Optics, Inc.
   8,500,000       1.375%, 07/01/25@                                   9,870,625
   3,510,000       3.250%, 08/01/26*                                   3,764,475
  19,700,000       Amgen, Inc.*@
                   0.125%, 02/01/11                                   18,518,000
   9,400,000       Gilead Sciences, Inc.*@
                   0.500%, 05/01/11                                    9,047,500
   4,650,000       King Pharmaceuticals, Inc.*
                   1.250%, 04/01/26                                    4,591,875
  25,600,000       Laboratory Corporation of America
                   Holdings
                   0.000%, 09/11/21                                   21,696,000
  14,000,000       Roche Holdings, Inc.
                   0.000%, 07/25/21                                   12,325,501
                   Teva Pharmaceutical Industries, Ltd.@
   9,400,000       1.750%, 02/01/26                                    8,612,750
   6,500,000       0.250%, 02/01/24                                    6,760,000
   5,500,000       0.500%, 02/01/24                                    5,623,750
  12,000,000       Wyeth++
                   4.239%, 01/15/24                                   12,552,000
                                                                  --------------
                                                                    113,362,476
                                                                  --------------
                   INDUSTRIALS (13.8%)
                   Alliant Techsystems, Inc.
   5,800,000       3.000%, 08/15/24*@                                  6,742,500
     650,000       2.750%, 02/15/24                                      699,563
  14,600,000       CSX Corp.
                   0.000%, 10/30/21                                   18,432,500
  10,600,000       Fluor Corp.
                   1.500%, 02/15/24                                   17,953,750
   3,150,000       Kaydon Corp.
                   4.000%, 05/23/23                                    4,209,187
  23,000,000       L-3 Communications Holdings*@
                   3.000%, 08/01/35                                   22,540,000
  20,000,000       Lockheed Martin Corp.@++
                   4.920%, 08/15/33                                   22,831,200
   4,860,000       Quanta Services, Inc.*@
                   3.750%, 04/30/26                                    5,078,700
   8,000,000   EUR Siemens, AG
                   1.375%, 06/04/10                                   13,028,514
   6,700,000       Tyco International, Ltd.
                   3.125%, 01/15/23                                    8,743,500
                                                                  --------------
                                                                    120,259,414
                                                                  --------------
                   INFORMATION TECHNOLOGY (12.7%)
   5,000,000       ADC Telecommunications, Inc.@
                   1.000%, 06/15/08                                    4,725,000
   9,700,000       Amdocs, Ltd.@
                   0.500%, 03/15/24                                    9,869,750
  14,900,000       Cadence Design Systems, Inc.
                   0.000%, 08/15/23                                   17,097,750

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
 $13,300,000       CSG Systems International, Inc.*
                   2.500%, 06/15/24                               $   14,098,000
  14,350,000       DST Systems, Inc.
                   4.125%, 08/15/23                                   19,049,625
  19,500,000       Electronic Data Systems Corp.@
                   3.875%, 07/15/23                                   19,451,250
   4,800,000       Keane, Inc.
                   2.000%, 06/15/13                                    4,572,000
   2,500,000       LSI Logic Corp.
                   4.000%, 05/15/10                                    2,553,125
  12,000,000       Sybase, Inc.*
                   1.750%, 02/22/25                                   11,610,000
   7,670,000       Vishay Intertechnology, Inc.
                   3.625%, 08/01/23                                    7,995,975
                                                                  --------------
                                                                     111,022,475
                                                                  --------------
                   MATERIALS (0.9%)
   4,500,000       Anglo American, PLC
                   3.375%, 04/17/07                                    8,055,000
                                                                  --------------
                   UTILITIES (0.6%)
                   CenterPoint Energy, Inc.@
   3,000,000       2.875%, 01/15/24                                    3,135,000
   2,000,000       3.750%, 05/15/23                                    2,287,500
                                                                  --------------
                                                                       5,422,500
                                                                  --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $549,733,956)                               592,917,821
                                                                  --------------
SYNTHETIC CONVERTIBLE SECURITIES (9.9%)
                   CONVERTIBLE BONDS (2.2%)
                   HEALTH CARE (2.2%)
  18,500,000       Genzyme Corp.@
                   1.250%, 12/01/23                                   19,309,375
                                                                  --------------
                   GOVERNMENT AGENCY SECURITIES (6.6%)
                   CONSUMER DISCRETIONARY (6.6%)
   7,100,000       Federal Home Loan Mortgage Corp.@
                   4.625%, 02/21/08                                    7,007,430
   7,200,000       Federal National Mortgage Association
                   4.625%, 01/15/08                                    7,111,289
                   United States Treasury Notes@
  24,600,000       3.375%, 02/15/08                                   23,917,743
   9,600,000       3.500%, 11/15/06                                    9,541,882
   9,600,000       2.750%, 07/31/06                                    9,587,626
                                                                  --------------
                                                                     57,165,970
                                                                  --------------
                   TOTAL GOVERNMENT AGENCY SECURITIES                 57,165,970
                                                                  --------------

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
                   OPTIONS (1.1%)
                   CONSUMER DISCRETIONARY (0.1%)
         180       Garmin, Ltd.#
                   Call, 01/19/08, Strike $100.00                        397,800
         220       Lowe's Companies, Inc.#
                   Call, 01/19/08, Strike $70.00                         121,000

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
         450       Office Depot, Inc.#
                   Call, 01/19/08, Strike $40.00                  $      274,500
                                                                  --------------
                                                                         793,300
                                                                  --------------
                   CONSUMER STAPLES (0.1%)
         900       Kroger Company#
                   Call, 01/19/08, Strike $20.00                         382,500
         375       PepsiCo, Inc.#
                   Call, 01/19/08, Strike $60.00                         241,875
                                                                  --------------
                                                                         624,375
                                                                  --------------
                   ENERGY (0.2%)
         270       Anadarko Petroleum Corp.#
                   Call, 01/19/08, Strike $47.50                         238,950
         185       BJ Services Company#
                   Call, 01/19/08, Strike $40.00                         123,025
         185       Devon Energy (Chevron) Corp.#
                   Call, 01/19/08, Strike $65.00                         174,825
         140       Diamond Offshore Drilling, Inc.#
                   Call, 01/19/08, Strike $85.00                         245,000
         300       Nabors Industries, Ltd.#
                   Call, 01/19/08, Strike $37.50                         147,000
         125       Petroleo Brasileiro, SA#
                   Call, 01/19/08, Strike $90.00                         224,375
         200       Schlumberger, Ltd.#
                   Call, 01/19/08, Strike $65.00                         243,000
         135       Sunoco, Inc.#
                   Call, 01/19/08, Strike $75.00                         155,250
         175       Weatherford International, Ltd.#
                   Call, 01/19/08, Strike $55.00                         140,000
                                                                  --------------
                                                                       1,691,425
                                                                  --------------
                   FINANCIALS (0.3%)
         350       Aon Corp.#
                   Call, 01/19/08, Strike $35.00                         182,000
         670       Charles Schwab Corp.#
                   Call, 01/19/08, Strike $17.50                         152,425
          30       Chicago Mercantile Exchange
                   Holdings, Inc.#
                   Call, 01/19/08, Strike $420.00                        412,950
         250       CIT Group, Inc.#
                   Call, 01/19/08, Strike $50.00                         222,500
         380       E*TRADE Financial Corp.#
                   Call, 01/19/08, Strike $25.00                         159,600
          95       Goldman Sachs Group, Inc.#
                   Call, 01/19/08, Strike $160.00                        190,000
         200       Lehman Brothers Holdings, Inc.#
                   Call, 01/19/08, Strike $75.00                         130,000
         255       Merrill Lynch & Company, Inc.#
                   Call, 01/19/08, Strike $70.00                         239,700
         190       Prudential Financial, Inc.#
                   Call, 01/19/08, Strike $75.00                         228,000
         320       State Street Corp.#
                   Call, 01/19/08, Strike $60.00                         228,800
                                                                  --------------
                                                                       2,145,975
                                                                  --------------
                   HEALTH CARE (0.0%)
         125       Allergan, Inc.#
                   Call, 01/19/08, Strike $110.00                        205,000

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
         350       AmerisourceBergen Corp.#
                   Call, 01/19/08, Strike $47.50                  $      143,500
                                                                  --------------
                                                                         348,500
                                                                  --------------
                   INDUSTRIALS (0.0%)
         190       Burlington Northern Santa Fe Corp.#
                   Call, 01/19/08, Strike $80.00                         266,000
                                                                  --------------
                   INFORMATION TECHNOLOGY (0.2%)
         325       Agilent Technologies, Inc.#
                   Call, 01/19/08, Strike $35.00                         141,375
         125       Apple Computer, Inc.#
                   Call, 01/19/08, Strike $75.00                          88,125
         730       Electronic Data Systems Corp.#
                   Call, 01/19/08, Strike $25.00                         248,200
         500       Hewlett-Packard Company#
                   Call, 01/19/08, Strike $30.00                         327,500
         280       Intuit, Inc.#
                   Call, 01/19/08, Strike $55.00                         378,000
         180       Marvell Technology Group, Ltd.#
                   Call, 01/19/08, Strike $65.00                          92,700
         480       Motorola, Inc.#
                   Call, 01/19/08, Strike $22.50                         130,800
         340       National Semiconductor Corp.#
                   Call, 01/19/08, Strike $25.00                         156,400
         330       NVIDIA Corp.#
                   Call, 01/19/08, Strike $30.00                          89,925
         440       Paychex, Inc.#
                   Call, 01/19/08, Strike $40.00                         226,600
         140       Sandisk Corp.#
                   Call, 01/19/08, Strike $65.00                         127,400
                                                                  --------------
                                                                       2,007,025
                                                                  --------------
                   MATERIALS (0.2%)
         260       Alcan, Inc.#
                   Call, 01/19/08, Strike $55.00                         163,800
         360       Goldcorp, Inc.#
                   Call, 01/19/08, Strike $27.50                         333,000
         500       Harmony Gold Mining Co, Ltd.#
                   Call, 01/19/08, Strike $15.00                         247,500
         160       Phelps Dodge Corp.#
                   Call, 01/19/08, Strike $72.50                         354,400
         190       United States Steel Corp.#
                   Call, 01/19/08, Strike $70.00                         309,700
                                                                  --------------
                                                                       1,408,400
                                                                  --------------
                   TELECOMMUNICATION SERVICES (0.0%)
         300       America Movil, S.A. de C.V.#
                   Call, 01/19/08, Strike $40.00                         129,000
         170       NII Holdings, Inc.#
                   Call, 01/19/08, Strike $55.00                         221,850
                                                                  --------------
                                                                         350,850
                                                                  --------------
                      TOTAL OPTIONS                                    9,635,850
                                                                  --------------
                   TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                   (Cost $88,772,040)                                 86,111,195
                                                                  --------------

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
CONVERTIBLE PREFERRED STOCKS (12.0%)
                   ENERGY (1.2%)
      80,000       Hess Corp.
                   7.000%                                         $   10,616,000
                                                                  --------------
                   FINANCIALS (9.7%)
       6,100       Fortis, NV (Assurant)*[ ]
                   7.750%                                              7,916,458
     485,000       Genworth Financial, Inc.
                   6.000%                                             18,260,250
     325,000       Lazard, Ltd.
                   6.625%                                             11,700,000
     490,000       Lehman Brothers Holdings, Inc.
                   6.250%                                             12,798,800
     287,500       MetLife, Inc.
                   6.375%                                              7,926,375
     279,000       Morgan Stanley (Nuveen Investments)[ ]
                   5.875%                                             11,106,990
     260,930       Washington Mutual, Inc.
                   5.375%                                             14,820,824
                                                                  --------------
                                                                      84,529,697
                                                                  --------------
                   INDUSTRIALS (0.2%)
      12,200       Northrop Grumman Corp.
                   7.000%                                              1,543,300
                                                                  --------------
                   UTILITIES (0.9%)
     247,180       CenterPoint Energy, Inc.++
                   2.000%                                              8,276,575
                                                                  --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $82,876,455)                                104,965,572
                                                                  --------------
COMMON STOCKS (8.7%)
                   CONSUMER DISCRETIONARY (2.5%)
      80,000       Harley-Davidson, Inc.                               4,391,200
     225,000       Home Depot, Inc.@                                   8,052,750
     220,000       News Corp.                                          4,439,600
     147,500       Walt Disney Company                                 4,425,000
                                                                  --------------
                                                                      21,308,550
                                                                  --------------
                   FINANCIALS (2.0%)
      54,000       Ambac Financial Group, Inc.                         4,379,400
     140,000       Manulife Financial Corp.                            4,447,800
     126,500       Merrill Lynch & Company, Inc.                       8,799,340
                                                                  --------------
                                                                      17,626,540
                                                                  --------------
                   HEALTH CARE (2.2%)
     218,000       ResMed, Inc.#@                                     10,235,100
     247,500       Thermo Electron, Corp.#                             8,969,400
                                                                  --------------
                                                                      19,204,500
                                                                  --------------
                   INDUSTRIALS (2.0%)
     217,500       Boeing Company                                     17,815,425
                                                                  --------------
                   TOTAL COMMON STOCKS
                   (Cost $63,459,787)                                 75,955,015
                                                                  --------------

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
SHORT-TERM INVESTMENT (2.8%)
                   COMMERCIAL PAPER (2.8%)
$ 24,542,000       Citigroup, Inc.
                   5.220%, 07/03/06
                   (Cost $24,534,883)                             $   24,534,883
                                                                  --------------

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.2%)
 159,397,329       Bank of New York Institutional Cash
                   Reserve Fund
                   current rate 5.298%
                   (Cost $159,397,329)                               159,397,329
                                                                  --------------
TOTAL INVESTMENTS (119.5%)
(Cost $968,774,450)                                                1,043,881,815
                                                                  --------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-18.2%)                   (159,397,329)
                                                                  --------------
LIABILITIES, LESS OTHER ASSETS
(-1.3%)                                                              (11,062,462)
                                                                  --------------
NET ASSETS (100.0%)                                               $  873,422,024
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

[ ] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $53,816,758 or 6.2% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2006.

FOREIGN CURRENCY ABBREVIATIONS

EUR   European Monetary Unit
JPY   Japanese Yen

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.


                See accompanying notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         ------------
CONVERTIBLE BONDS (38.9%)
              CONSUMER DISCRETIONARY (2.2%)
$ 8,000,000   ArvinMeritor, Inc.*
              4.625%, 03/01/26                                      $  8,490,000
  6,000,000   Group 1 Automotive, Inc.*
              2.250%, 06/15/36                                         6,262,500
                                                                    ------------
                                                                      14,752,500
                                                                    ------------
              ENERGY (0.4%)
  2,500,000   Willbros Group, Inc.*
              2.750%, 03/15/24                                         2,481,250
                                                                    ------------
              FINANCIALS (8.6%)
              American Equity Investment Life Holding Company<>
  8,400,000   5.250%, 12/06/24*                                        8,809,500
    575,000   5.250%, 12/06/24                                           603,031
  8,200,000   BankUnited Financial Corp.
              3.125%, 03/01/34                                         8,138,500
  4,500,000   CompuCredit Corp.*
              3.625%, 05/30/25                                         4,972,500
  4,100,000   Ocwen Financial Corp.
              3.250%, 08/01/24                                         4,832,875
 14,800,000   Prudential Financial, Inc.++
              2.410%, 11/15/35                                        14,851,060
 14,900,000   SLM Corp.++
              5.050%, 07/25/35                                        15,110,239
                                                                    ------------
                                                                      57,317,705
                                                                    ------------
              HEALTH CARE (8.7%)
 11,380,000   BioMarin Pharmaceutical, Inc.
              2.500%, 03/29/13                                        12,603,350
 10,700,000   Edwards Lifesciences Corp.<>
              3.875%, 05/15/33                                        10,860,500
  7,000,000   Emdeon Corp.
              3.125%, 09/01/25                                         7,253,750
  7,000,000   Henry Schein, Inc.*<>
              3.000%, 08/15/34                                         8,277,500
  2,800,000   Medares, Inc.
              2.250%, 05/15/11                                         2,726,500
 12,050,000   Omnicare, Inc.
              3.250%, 12/15/35                                        10,980,563
 10,000,000   Thoratec Corp.
              1.380%, 05/16/34                                         5,412,500
                                                                    ------------
                                                                      58,114,663
                                                                    ------------
              INDUSTRIALS (5.0%)
              Alliant Techsystems, Inc.<>
  7,800,000   2.750%, 02/15/24                                         8,394,750
  5,120,000   2.750%, 02/15/24*                                        5,510,400
  8,000,000   CBIZ, Inc.*
              3.125%, 06/01/26                                         7,840,000
  7,000,000   DRS Technologies, Inc.*
              2.000%, 02/01/26                                         6,947,500
  5,000,000   Greenbrier Companies, Inc.*
              2.375%, 05/15/26                                         4,825,000
                                                                    ------------
                                                                      33,517,650
                                                                    ------------
              INFORMATION TECHNOLOGY (14.0%)
  6,750,000   Ciena Corp.~
              0.250%, 05/01/13                                         6,758,437

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         ------------
$ 9,500,000   Coherent, Inc.*
              2.750%, 03/01/11                                      $ 10,307,500
 11,200,000   Conexant Systems, Inc.*
              4.000%, 03/01/26                                        10,318,000
  9,300,000   Euronet Worldwide, Inc.
              3.500%, 10/15/25                                        11,055,375
  8,300,000   Finisar Corp.
              2.500%, 10/15/10                                         9,690,250
  8,300,000   Hutchinson Technology, Inc.<>
              3.250%, 01/15/26                                         7,324,750
  8,400,000   Informatica Corp.*
              3.000%, 03/15/26                                         8,284,500
  4,800,000   Mentor Graphics Corp.++
              6.810%, 08/06/23                                         4,752,000
  5,000,000   Merix Corp.*
              4.000%, 05/15/13                                         5,018,750
 11,165,000   Open Solutions, Inc.
              1.470%, 02/02/35                                         6,573,394
  5,550,000   Quantum Corp.<>
              4.375%, 08/01/10                                         5,022,750
  8,000,000   Spansion, Inc.*
              2.250%, 06/15/16                                         8,550,000
                                                                    ------------
                                                                      93,655,706
                                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $261,229,879)                                    259,839,474
                                                                    ------------
SYNTHETIC CONVERTIBLE SECURITIES (23.8%)
              CORPORATE BONDS (8.3%)
              CONSUMER DISCRETIONARY (3.2%)
  5,000,000   Beazer Homes USA, Inc.
              6.500%, 11/15/13                                         4,550,000
  2,500,000   Goodyear Tire & Rubber Company
              7.857%, 08/15/11                                         2,331,250
  3,000,000   Intrawest Corp.<>
              7.500%, 10/15/13                                         3,000,000
  4,875,000   Reader's Digest Association, Inc.<>
              6.500%, 03/01/11                                         4,728,750
  2,000,000   Warner Music Group<>
              7.375%, 04/15/14                                         1,950,000
  5,700,000   WCI Communities, Inc.<>
              7.875%, 10/01/13                                         5,030,250
                                                                    ------------
                                                                      21,590,250
                                                                    ------------
              CONSUMER STAPLES (0.9%)
  6,800,000   Spectrum Brands, Inc.<>
              8.500%, 10/01/13                                         5,848,000
                                                                    ------------
              ENERGY (0.6%)
  4,000,000   Arch Western Finance, LLC
              6.750%, 07/01/13                                         3,850,000
                                                                    ------------
              HEALTH CARE (3.3%)
  4,000,000   Biovail Corp.<>
              7.875%, 04/01/10                                         4,070,000
  7,500,000   HCA, Inc.<>
              6.250%, 02/15/13                                         7,040,775
  4,600,000   Omnicare, Inc.
              6.125%, 06/01/13                                         4,289,500

                See accompanying Notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         ------------
$ 7,000,000   Valeant Pharmaceuticals International<>
              7.000%, 12/15/11                                      $  6,685,000
                                                                    ------------
                                                                      22,085,275
                                                                    ------------
              MATERIALS (0.3%)
  2,000,000   Westlake Chemical Corp.<>
              6.625%, 01/15/16                                         1,857,500
                                                                    ------------
                 TOTAL CORPORATE BONDS                                55,231,025
                                                                    ------------
              GOVERNMENT AGENCY SECURITIES (8.6%)
              CONSUMER DISCRETIONARY (8.6%)
              Federal Home Loan Mortgage Corp.
 11,500,000   4.875%, 03/15/07                                        11,448,031
 13,250,000   3.625%, 02/15/08                                        12,876,575
 13,250,000   Federal National Mortgage Association
              4.625%, 01/15/08                                        13,086,747
 20,000,000   United States Treasury Notes
              4.375%, 05/15/07                                        19,853,140

                 TOTAL GOVERNMENT AGENCY SECURITIES                   57,264,493
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
              OPTIONS (6.9%)
              CONSUMER DISCRETIONARY (0.2%)
      2,150   Boyd Gaming Corp.#
              Put, 01/20/07, Strike $40.00                               752,500
        650   Johnson Controls, Inc.#
              Call, 01/19/08, Strike $80.00                              932,750
                                                                    ------------
                                                                       1,685,250
                                                                    ------------
              ENERGY (0.8%)
        800   Anadarko Petroleum Corp.#
              Call, 01/19/08, Strike $52.50                              532,000
        800   Arch Coal, Inc. #
              Call, 01/19/08, Strike $55.00                              492,000
        990   BJ Services Company#
              Call, 01/20/07, Strike $40.00                              346,500
        900   Cal Dive International, Inc.#
              Call, 01/19/08, Strike $40.00                              787,500
              Cameron International Corp.#
        850   Call, 01/19/08, Strike $55.00                              586,500
        300   Call, 01/19/08, Strike $32.50                              579,000
        600   Halliburton Company#
              Call, 01/19/08, Strike $80.00                              735,000
      1,450   Pride International, Inc.#
              Put, 01/20/07, Strike $25.00                               184,875
        200   Ultra Petroleum Corp.#
              Call, 01/19/08, Strike $70.00                              249,000
        650   Weatherford International, Ltd.#
              Call, 01/19/08, Strike $50.00                              663,000
                                                                    ------------
                                                                       5,155,375
                                                                    ------------
              FINANCIALS (0.9%)
      1,600   A.G. Edwards, Inc.#
              Call, 01/19/08, Strike $50.00                            1,776,000

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
        400   Bear Stearns & Company#
              Call, 01/19/08, Strike $130.00                        $  1,116,000
         90   Chicago Mercantile Exchange
              Holdings, Inc.#
              Call, 01/19/08, Strike $400.00                           1,352,700
              Franklin Resources, Inc.#
        600   Call, 01/20/07, Strike $95.00                              243,000
        350   Call, 01/19/08, Strike $100.00                             295,750
      2,500   Knight Capital Group, Inc.#
              Call, 01/20/07, Strike $17.50                              325,000
      2,000   MGIC Investment Corp.#
              Put, 01/20/07, Strike $60.00                               500,000
        700   optionsXpress Holdings, Inc.#
              Call, 01/20/07, Strike $25.00                              197,750
      2,100   SunTrust Banks, Inc.#
              Put, 01/20/07, Strike $70.00                               288,750
                                                                    ------------
                                                                       6,094,950
                                                                    ------------
              HEALTH CARE (0.9%)
      1,300   Biogen Idec, Inc.#
              Call, 01/19/08, Strike $50.00                            1,046,500
      1,250   Biovail Corp.#
              Call, 01/19/08, Strike $25.00                              593,750
      1,000   Cephalon, Inc.#
              Call, 01/19/08, Strike $60.00                            1,280,000
        800   Fisher Scientific International Inc.#
              Call, 01/19/08, Strike $70.00                            1,072,000
      1,150   Gilead Sciences, Inc.#
              Call, 01/19/08, Strike $60.00                            1,334,000
        450   McKesson Corp.#
              Call, 01/19/08, Strike $50.00                              270,000
        950   Regeneron Pharmaceuticals, Inc.#
              Call, 01/19/08, Strike $20.00                              244,625
                                                                    ------------
                                                                       5,840,875
                                                                    ------------
              INDUSTRIALS (0.6%)
      1,200   Expeditors International of
              Washington, Inc.#
              Call, 01/19/08, Strike $47.50                            2,040,000
      1,100   McDermott International, Inc.#
              Call, 01/19/08, Strike $45.00                            1,199,000
        800   Monster Worldwide, Inc.#
              Call, 01/19/08, Strike $50.00                              528,000
                                                                    ------------
                                                                       3,767,000
                                                                    ------------
              INFORMATION TECHNOLOGY (3.3%)
      2,800   Adaptec, Inc.#
              Call, 01/19/08, Strike $7.50                                70,000
      1,400   Advanced Micro Devices, Inc. #
              Call, 01/19/08, Strike $35.00                              430,500
      3,300   Agere Systems, Inc.#
              Call, 01/19/08, Strike $15.00                              981,750
      5,100   BEA Systems, Inc.#
              Call, 01/19/08, Strike $12.50                            1,440,750
              Broadcom Corp.#
        500   Call, 01/19/08, Strike $40.00                              333,750
        300   Call, 01/19/08, Strike $22.50                              355,500
              CheckFree Corp.#
        900   Call, 01/20/07, Strike $55.00                              310,500

                See accompanying Notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
        300   Call, 01/19/08, Strike $35.00                         $    580,500
              Cirrus Logic, Inc.#
      3,100   Call, 01/20/07, Strike $10.00                              162,750
      3,000   Call, 01/19/08, Strike $7.50                               667,500
      1,800   Citrix Systems, Inc.#
              Call, 01/19/08, Strike $40.00                            1,494,000
      1,600   CNET Networks, Inc.#
              Call, 07/22/06, Strike $15.00                                4,000
      1,100   Cognizant Technology Solutions Corp.#
              Call, 01/19/08, Strike $70.00                            1,457,500
              Corning, Inc.#
      1,150   Call, 01/19/08, Strike $25.00                              626,750
        500   Call, 01/19/08, Strike $22.50                              332,500
              eBay, Inc.#
      1,000   Call, 01/20/07, Strike $57.50                                2,500
        550   Call, 01/20/07, Strike $42.50                               20,625
        500   Call, 01/20/07, Strike $40.00                               32,500
              Electronic Data Systems Corp.#
      1,400   Call, 01/19/08, Strike $30.00                              210,000
        750   Call, 01/19/08, Strike $25.00                              255,000
              F5 Networks, Inc.#
        500   Call, 01/19/08, Strike $70.00                              422,500
        300   Call, 01/19/08, Strike $30.00                              837,000
        660   FLIR Systems, Inc.#
              Call, 01/20/07, Strike $30.00                               33,000
        550   Internet Security Systems, Inc.#
              Call, 01/19/08, Strike $25.00                               97,625
      1,600   Jabil Circuit, Inc.#
              Call, 01/19/08, Strike $35.00                              348,000
        950   Lam Research Corp.#
              Call, 01/19/08, Strike $45.00                            1,130,500
        375   Marvell Technology Group, Ltd.#
              Call, 01/19/08, Strike $65.00                              193,125
      3,300   Micron Technology, Inc.#
              Call, 01/20/07, Strike $15.00                              627,000
      2,400   Netease.Com, Inc.#
              Call, 01/19/08, Strike $22.50                            1,224,000
      1,450   Network Appliance, Inc.#
              Call, 01/19/08, Strike $35.00                            1,094,750
      1,300   OmniVision Technologies, Inc.#
              Call, 01/19/08, Strike $30.00                              461,500
      1,700   Palm, Inc.#
              Call, 01/19/08, Strike $22.50                              344,250
        800   Peabody Energy Corp.#
              Call, 01/19/08, Strike $55.00                            1,232,000
      1,874   Photronics, Inc.#
              Call, 01/19/08, Strike $17.50                              421,650
      1,000   Plexus Corp.#
              Call, 01/19/08, Strike $40.00                              675,000
      1,900   Redback Networks, Inc.#
              Call, 01/19/08, Strike $22.50                              912,000
        250   Research In Motion, Ltd.#
              Call, 01/19/08, Strike $60.00                              497,500
      1,300   Sybase, Inc.#
              Call, 01/20/07, Strike $20.00                              214,500
      4,000   Vishay Intertechnology, Inc.#
              Call, 01/19/08, Strike $15.00                            1,320,000

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
        900   Yahoo!, Inc.#
              Call, 01/19/08, Strike $35.00                         $    477,000
                                                                    ------------
                                                                      22,331,775
                                                                    ------------
              TELECOMMUNICATION SERVICES (0.2%)
        800   Crown Castle International Corp.#
              Put, 01/20/07, Strike $20.00                                 8,000
              Time Warner Telecom Inc.#
      3,000   Call, 01/19/08, Strike $17.50                              900,000
        800   Call, 01/19/08, Strike $10.00                              532,000
                                                                    ------------
                                                                       1,440,000
                                                                    ------------
                 TOTAL OPTIONS                                        46,315,225
                                                                    ------------
              TOTAL SYNTHETIC CONVERTIBLE
              SECURITIES
              (Cost $176,567,419)                                    158,810,743
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
CONVERTIBLE PREFERRED STOCKS (6.2%)
              CONSUMER DISCRETIONARY (1.6%)
    390,000   Ford Motor Company Capital Trust II<>
              6.500%                                                  10,842,000
                                                                    ------------
              ENERGY (1.9%)
              Chesapeake Energy Corp.
     92,500   5.000%                                                   9,481,250
     29,000   5.000%*                                                  2,968,875
                                                                    ------------
                                                                      12,450,125
                                                                    ------------
              INDUSTRIALS (1.3%)
     69,900   Northrop Grumman Corp.<>
              7.000%                                                   8,842,350
                                                                    ------------
              TELECOMMUNICATION SERVICES (1.4%)
    162,000   Crown Castle International Corp.
              6.250%                                                   9,031,500
                                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $45,943,268)                                      41,165,975
                                                                    ------------
COMMON STOCKS (26.2%)
              CONSUMER DISCRETIONARY (3.1%)
     49,500   Boyd Gaming Corp.                                        1,997,820
     25,000   Carnival Corp.~                                          1,043,500
     25,000   Comcast Corp.#~                                            818,500
     25,600   Federated Department Stores, Inc.~                         936,960
     31,000   Hilton Hotels Corp.~                                       876,680
     68,700   Home Depot, Inc.~                                        2,458,773
     28,000   Lowe's Companies, Inc.~                                  1,698,760
     49,500   McDonald's Corp.~                                        1,663,200
     82,500   News Corp.~                                              1,664,850
      9,600   Nike, Inc.~                                                777,600
     26,800   Nordstrom, Inc.~                                           978,200
     35,300   Target Corp.~                                            1,725,111
    141,500   Time Warner, Inc.~                                       2,447,950
     54,300   Walt Disney Company~                                     1,629,000
                                                                    ------------
                                                                      20,716,904
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
              CONSUMER STAPLES (2.6%)
     57,500   Altria Group, Inc.~                                   $  4,222,225
     41,300   Coca-Cola Company~                                       1,776,726
     14,300   Colgate-Palmolive Company~                                 856,570
     41,800   PepsiCo, Inc.~                                           2,509,672
     71,800   Procter & Gamble Company~                                3,992,080
      7,500   Reynolds American, Inc.~                                   864,750
     60,500   Wal-Mart Stores, Inc.~                                   2,914,285
                                                                    ------------
                                                                      17,136,308
                                                                    ------------
              ENERGY (3.0%)
     68,500   Chevron Corp.~                                           4,251,110
     47,386   ConocoPhillips~                                          3,105,205
     18,200   Devon Energy (Chevron) Corp.~                            1,099,462
     96,050   Exxon Mobil Corp.~                                       5,892,667
      8,300   Occidental Petroleum Corp.~                                851,165
     24,800   Pride International, Inc.#                                 774,504
     41,200   Schlumberger, Ltd.~                                      2,682,532
     23,200   Valero Energy Corp.~                                     1,543,264
                                                                    ------------
                                                                      20,199,909
                                                                    ------------
              FINANCIALS (6.6%)
     32,300   American Express Company~                                1,719,006
     50,100   American International Group, Inc. ~                     2,958,405
     85,900   Bank of America Corp.~                                   4,131,790
     28,500   Bank of New York Company, Inc.~                            917,700
     18,800   Chubb Corp.~                                               938,120
     16,600   CIT Group, Inc.~                                           868,014
     84,300   Citigroup, Inc.~                                         4,066,632
     22,400   Federal National Mortgage Association~                   1,077,440
     11,600   Goldman Sachs Group, Inc.~                               1,744,988
      9,500   Hartford Financial Services Group, Inc.~                   803,700
     62,700   J.P. Morgan Chase & Company~                             2,633,400
     22,600   Lehman Brothers Holdings, Inc.~                          1,472,390
     24,000   Merrill Lynch & Company, Inc.~                           1,669,440
     21,800   MetLife, Inc.~                                           1,116,378
     48,000   MGIC Investment Corp.~                                   3,120,000
     26,000   Morgan Stanley~                                          1,643,460
     13,900   PNC Financial Services Group, Inc.~                        975,363
     20,100   St. Paul Travelers Companies, Inc.~                        896,058
     17,900   State Street Corp.~                                      1,039,811
     65,500   SunTrust Banks, Inc.~                                    4,995,030
     27,400   T Rowe Price Group, Inc.~                                1,035,994
     30,700   Wachovia Corp.~                                          1,660,256
     39,500   Wells Fargo & Company~                                   2,649,660
                                                                    ------------
                                                                      44,133,035
                                                                    ------------
              HEALTH CARE (2.4%)
     32,800   Abbott Laboratories~                                     1,430,408
     24,700   Amgen, Inc.#~                                            1,611,181
     35,200   Bristol-Myers Squibb Company~                              910,272
     28,000   Eli Lilly & Company~                                     1,547,560
     55,500   Johnson & Johnson~                                       3,325,560
     28,300   Medtronic, Inc.~                                         1,327,836
     59,200   Merck & Company, Inc.~                                   2,156,656
    113,600   Pfizer, Inc.~                                            2,666,192
     29,950   Wyeth~                                                   1,330,080
                                                                    ------------
                                                                      16,305,745
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
              INDUSTRIALS (3.5%)
     16,600   Boeing Company~                                       $  1,359,706
     10,800   Burlington Northern Santa Fe Corp.~                        855,900
     23,200   Caterpillar, Inc.~                                       1,727,936
     16,100   Danaher Corp.~                                           1,035,552
      9,700   Emerson Electric Company~                                  812,957
     16,000   General Dynamics Corp.~                                  1,047,360
    175,000   General Electric Company~                                5,768,000
     24,000   Honeywell International, Inc.~                             967,200
     13,400   Lockheed Martin Corp.~                                     961,316
     19,200   Norfolk Southern Corp.~                                  1,021,824
     18,800   Raytheon Company~                                          837,916
     14,700   Rockwell Automation, Inc.~                               1,058,547
     30,000   Tyco International, Ltd.~                                  825,000
      9,100   Union Pacific Corp.~                                       845,936
     27,000   United Parcel Service, Inc.~                             2,222,910
     26,800   United Technologies Corp.~                               1,699,656
                                                                    ------------
                                                                      23,047,716
                                                                    ------------
              INFORMATION TECHNOLOGY (3.6%)
     36,000   Automatic Data Processing, Inc.~                         1,632,600
     37,300   Electronic Data Systems Corp.~                             897,438
     18,000   First Data Corp.~                                          810,720
     78,400   Hewlett-Packard Company~                                 2,483,712
    175,500   Intel Corp.~                                             3,325,725
     31,700   International Business Machines Corp.~                   2,435,194
    208,400   Microsoft Corp.~                                         4,855,720
    111,000   Motorola, Inc.~                                          2,236,650
     77,100   QUALCOMM, Inc.~                                          3,089,397
     72,300   Texas Instruments, Inc.~                                 2,189,967
                                                                    ------------
                                                                      23,957,123
                                                                    ------------
              MATERIALS (0.3%)
     13,700   Air Products and Chemicals, Inc.~                          875,704
     21,300   Newmont Mining Corp.~                                    1,127,409
                                                                    ------------
                                                                       2,003,113
                                                                    ------------
              TELECOMMUNICATION SERVICES (0.4%)
     83,100   AT&T Inc.~                                               2,317,659
                                                                    ------------
              UTILITIES (0.7%)
     29,600   Duke Energy Corp.~                                         869,352
     23,100   Exelon Corp.~                                            1,312,773
     15,000   FirstEnergy Corp.~                                         813,150
     20,000   Nicor, Inc.~                                               830,000
     15,700   TXU Corp.~                                                 938,703
                                                                    ------------
                                                                       4,763,978
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $174,583,254)                                    174,581,490
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
OPTIONS (0.0%)
              OPTIONS (0.0%)
              FINANCIALS (0.0%)
              S & P 500 Index#
        115   Put, 07/22/06, Strike $150.00                                6,325
        150   Put, 07/22/06, Strike $225.00                               44,625

                See accompanying Notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
        150   Put, 07/22/06, Strike $200.00                         $     25,500
                                                                    ------------
              TOTAL OPTIONS
              (Cost $223,658)                                             76,450
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         ------------
SHORT-TERM INVESTMENT (5.3%)
              COMMERCIAL PAPER (5.3%)
 35,224,000   Citigroup, Inc.
              5.220%, 06/30/06
              (Cost $35,213,785)                                      35,213,785
                                                                    ------------
TOTAL INVESTMENTS (100.4%)
(Cost $693,761,263)                                                  669,687,917
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
COMMON STOCKS SOLD SHORT (-32.4%)
              CONSUMER DISCRETIONARY (-2.1%)
   (229,000)  ArvinMeritor, Inc.                                      (3,936,510)
   (600,500)  Ford Motor Company                                      (4,161,464)
    (57,000)  Group 1 Automotive, Inc.                                (3,211,380)
    (31,000)  Johnson Controls, Inc.                                  (2,548,820)
                                                                    ------------
                                                                     (13,858,174)
                                                                    ------------
              ENERGY (-3.0%)
    (36,000)  Anadarko Petroleum Corp.                                (1,716,840)
    (24,000)  Arch Coal, Inc.                                         (1,016,880)
    (29,700)  BJ Services Company                                     (1,106,622)
    (45,000)  Cameron International Corp.                             (2,149,650)
   (176,500)  Chesapeake Energy Corp.                                 (5,339,125)
    (26,000)  Halliburton Company                                     (1,929,460)
    (27,000)  Helix Energy Solutions Group, Inc.                      (1,089,720)
    (35,000)  Peabody Energy Corp.                                    (1,951,250)
     (8,000)  Ultra Petroleum Corp.                                     (474,160)
    (30,000)  Weatherford International, Ltd.                         (1,488,600)
    (89,500)  Willbros Group, Inc.                                    (1,695,130)
                                                                    ------------
                                                                     (19,957,437)
                                                                    ------------
              FINANCIALS (-5.5%)
    (80,000)  A.G. Edwards, Inc.                                      (4,425,600)
   (335,000)  American Equity Investment Life Holding Company         (3,571,100)
    (90,100)  BankUnited Financial Corp.                              (2,749,852)
    (18,250)  Bear Stearns & Company                                  (2,556,460)
     (4,700)  Chicago Mercantile Exchange Holdings, Inc.              (2,308,405)
    (54,000)  CompuCredit Corp.                                       (2,075,760)
    (19,000)  Franklin Resources, Inc.                                (1,649,390)
    (50,000)  Knight Capital Group, Inc.                                (761,500)
   (184,500)  Ocwen Financial Corp.                                   (2,344,995)
    (28,000)  optionsXpress Holdings, Inc.                              (652,680)
    (97,000)  Prudential Financial, Inc.                              (7,536,900)
   (120,000)  SLM Corp.                                               (6,350,400)
                                                                    ------------
                                                                     (36,983,042)
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
              HEALTH CARE (-5.4%)
    (52,000)  Biogen Idec, Inc.                                     $ (2,409,160)
   (446,900)  BioMarin Pharmaceutical, Inc.                           (6,421,953)
    (43,750)  Biovail Corp.                                           (1,024,188)
    (42,000)  Cephalon, Inc.                                          (2,524,200)
    (65,200)  Edwards Lifesciences Corp.                              (2,962,036)
   (230,000)  Emdeon Corp.                                            (2,854,300)
    (36,000)  Fisher Scientific International Inc.                    (2,629,800)
    (51,750)  Gilead Sciences, Inc.                                   (3,061,530)
    (76,000)  Henry Schein, Inc.                                      (3,551,480)
    (18,000)  McKesson Corp.                                            (851,040)
   (105,000)  Medarex, Inc.                                           (1,009,050)
    (80,800)  Omnicare, Inc.                                          (3,831,536)
    (28,500)  Regeneron Pharmaceuticals, Inc.                           (365,370)
   (185,000)  Thoratec Corp.                                          (2,565,950)
                                                                    ------------
                                                                     (36,061,593)
                                                                    ------------
              INDUSTRIALS (-3.7%)
    (71,100)  Alliant Techsystems, Inc.                               (5,428,485)
   (451,697)  CBIZ, Inc.                                              (3,347,075)
    (60,000)  DRS Technologies, Inc.                                  (2,925,000)
    (67,000)  Expeditors International of Washington, Inc.            (3,752,670)
    (62,000)  Greenbrier Companies, Inc.                              (2,029,880)
    (50,000)  McDermott International, Inc.                           (2,273,500)
    (24,000)  Monster Worldwide, Inc.                                 (1,023,840)
    (62,105)  Northrop Grumman Corp.                                  (3,978,446)
                                                                    ------------
                                                                     (24,758,896)
                                                                    ------------
              INFORMATION TECHNOLOGY (-11.7%)
    (42,000)  Adaptec, Inc.                                             (182,280)
    (47,000)  Advanced Micro Devices, Inc.                            (1,147,740)
   (152,000)  Agere Systems, Inc.                                     (2,234,400)
   (281,000)  BEA Systems, Inc                                        (3,678,290)
    (34,000)  Broadcom Corp.                                          (1,021,700)
    (36,000)  CheckFree Corp.                                         (1,784,160)
   (583,400)  Ciena Corp.                                             (2,806,153)
   (183,000)  Cirrus Logic, Inc.                                      (1,489,620)
    (81,000)  Citrix Systems, Inc.                                    (3,251,340)
    (39,000)  Cognizant Technology Solutions Corp.                    (2,627,430)
   (133,600)  Coherent, Inc.                                          (4,506,328)
   (799,000)  Conexant Systems, Inc.                                  (1,997,500)
    (74,000)  Corning, Inc.                                           (1,790,060)
    (75,000)  Electronic Data Systems Corp.                           (1,804,500)
   (124,750)  Euronet Worldwide, Inc.                                 (4,786,658)
    (30,000)  F5 Networks, Inc.                                       (1,604,400)
 (1,162,000)  Finisar Corp.                                           (3,799,740)
   (103,000)  Hutchinson Technology, Inc.                             (2,227,890)
   (168,000)  Informatica Corp.                                       (2,210,880)
    (11,000)  Internet Security Systems, Inc.                           (207,350)
    (32,000)  Jabil Circuit, Inc.                                       (819,200)
    (45,000)  Lam Research Corp.                                      (2,097,900)
    (13,150)  Marvell Technology Group, Ltd.                            (582,940)
   (132,000)  Merix Corp.                                             (1,448,040)
   (165,000)  Micron Technology, Inc.                                 (2,484,900)
    (98,000)  Netease.Com, Inc.#                                      (2,188,340)
    (65,300)  Network Appliance, Inc.                                 (2,305,090)
    (52,000)  OmniVision Technologies, Inc.                           (1,098,240)
   (145,000)  Open Solutions, Inc.                                    (3,858,450)
    (68,000)  Palm, Inc.                                              (1,094,800)
    (86,480)  Photronics, Inc.                                        (1,279,904)
    (30,000)  Plexus Corp.                                            (1,026,300)

                See accompanying Notes to Schedule of Investments

                           MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
   (450,000)  Quantum Corp.                                         $ (1,179,000)
    (78,000)  Redback Networks Inc.                                   (1,430,520)
    (13,750)  Research In Motion, Ltd.                                  (959,338)
   (275,000)  Spansion, Inc.                                          (4,383,500)
    (39,000)  Sybase, Inc.                                              (756,600)
   (190,000)  Vishay Intertechnology, Inc.                            (2,988,700)
    (36,000)  Yahoo!, Inc.                                            (1,188,000)
                                                                    ------------
                                                                     (78,328,181)
                                                                    ------------
              TELECOMMUNICATION SERVICES (-1.0%)
   (117,800)  Crown Castle International Corp.                        (4,068,812)
   (167,000)  Time Warner Telecom Inc.                                (2,479,950)
                                                                    ------------
                                                                      (6,548,762)
                                                                    ------------
              TOTAL COMMON STOCKS SOLD SHORT
              (Cost $215,300,295)                                   (216,496,085)
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
WRITTEN OPTIONS (-0.5%)
              FINANCIALS (-0.5%)
        250   MGIC Investment Corp.#
              Call, 12/16/06, Strike $70.00                              (57,500)
              S & P 500 Index#
        250   Call, 08/19/06, Strike $1,300.00                          (265,000)
        235   Call, 12/16/06, Strike $1,275.00                        (1,277,225)
        200   Call, 08/19/06, Strike $1,275.00                          (459,000)
        145   Call, 09/16/06, Strike $1,300.00                          (263,900)
        120   Call, 09/16/06, Strike $1,270.00                          (420,600)
         65   Call, 09/16/06, Strike $1,285.00                          (168,025)
         35   Call, 08/19/06, Strike $1,265.00                          (102,375)
        400   SunTrust Banks, Inc.#
              Call, 07/22/06, Strike $75.00                              (87,000)
                                                                    ------------
                                                                      (3,100,625)
                                                                    ------------
              INFORMATION TECHNOLOGY (0.0%)
        500   Ciena Corp.#
              Call, 10/21/06, Strike $5.00                               (21,250)
                                                                    ------------
              TOTAL WRITTEN OPTIONS
              (Premium $3,028,129)                                    (3,121,875)
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES (32.5%)                               216,975,443
                                                                    ------------
NET ASSETS (100.0%)                                                 $667,045,400
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2006.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $49,751,250 or 7.46% of net assets.

#    Non-income producing security.

<>   Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $105,784,473.

~ Security, or portion of security, is held as collateral for written options aggregating a total market value of $146,289,212.

                See accompanying Notes to Schedule of Investments

                                MULTI-FUND BLEND

SCHEDULE OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                  VALUE
---------                                                               --------
AFFILIATED INVESTMENT COMPANIES (100.0%)
    3,469   Calamos Global Growth & Income Fund
            -Class I Shares                                             $ 34,409
      603   Calamos Growth Fund -Class I Shares#                          34,822
    2,686   Calamos Value Fund -Class I Shares                            34,085
                                                                        --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
            (Cost $100,000)                                              103,316
                                                                        --------
TOTAL INVESTMENTS (100.0%)
(Cost $100,000)                                                          103,316
                                                                        --------
LIABILITIES, LESS OTHER ASSETS
(0.0%)                                                                        (8)
                                                                        --------
NET ASSETS (100.0%)                                                     $103,308
                                                                        --------
NOTES TO SCHEDULE OF INVESTMENTS
# Non-income producing security


                See accompanying Notes to Schedule of Investments

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 1

PORTFOLIO VALUATION. Calamos Advisors values the Funds' portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds' NAVs are not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Each Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of June 30, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at June 30, 2006 was as follows:


                                                                                             INTERNATIONAL
                                                  GROWTH         BLUE CHIP        VALUE          GROWTH
                                                   FUND            FUND           FUND            FUND
                                             ---------------   ------------   ------------   -------------
Cost basis of investments                    $18,712,473,869   $135,230,310   $129,197,107   $248,045,664
                                             ---------------   ------------   ------------   ------------
Gross unrealized appreciation                $ 3,288,940,486   $ 18,164,714   $ 11,892,997   $ 30,987,909
Gross unrealized depreciation                   (668,898,369)    (5,764,581)    (2,527,775)   (10,751,014)
                                             ---------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation)   $ 2,620,042,117   $ 12,400,133   $  9,365,222   $ 20,236,895
                                             ---------------   ------------   ------------   ------------

                                                GLOBAL
                                              GROWTH AND      GROWTH AND      HIGH YIELD
                                              INCOME FUND     INCOME FUND        FUND
                                             ------------   --------------   ------------
Cost basis of investments                    $745,066,071   $6,842,283,672   $258,229,227
                                             ------------   --------------   ------------
Gross unrealized appreciation                $ 75,784,450   $  684,732,423   $  9,342,953
Gross unrealized depreciation                 (11,985,289)    (151,484,403)    (5,512,780)
                                             ------------   --------------   ------------
Net unrealized appreciation (depreciation)   $ 63,799,161   $  533,248,020   $  3,830,173
                                             ------------   --------------   ------------

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

                                              CONVERTIBLE   MARKET NEUTRAL   MULTI-FUND
                                                 FUND         INCOME FUND       BLEND
                                             ------------   --------------   ----------
Cost basis of investments                    $985,887,372    $696,181,628     $100,000
                                             ------------    ------------     --------
Gross unrealized appreciation                $ 70,278,063    $ 27,068,999     $  3,316
Gross unrealized depreciation                 (12,283,620)    (53,562,709)          --
                                             ------------    ------------     --------
Net unrealized appreciation (depreciation)   $ 57,994,443    $(26,493,710)    $103,316
                                             ------------    ------------     --------

NOTE 3

SHORT SALES. Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4

FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparty to all forward foreign currency contracts at June 30, 2006, was a multinational bank.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

As of June 30, 2006, the International Growth Fund had the following open forward foreign currency contracts:

                         SETTLEMENT      LOCAL       CURRENT     UNREALIZED
                            DATE        CURRENCY      VALUE     GAIN (LOSS)
                         ----------   -----------   ---------   -----------
Long Contracts
Brazilian Real             7/27/06      7,977,000   3,677,819    $ (35,381)
Indonesian Rupiah          7/27/06    255,980,000   5,556,269      (45,484)
Mexican Peso               7/27/06     49,520,000   4,359,916     (133,381)
                                                                 ---------
                                                                 $(214,246)

As of June 30, 2006, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                         SETTLEMENT       LOCAL         CURRENT     UNREALIZED
                            DATE         CURRENCY        VALUE     GAIN (LOSS)
                         ----------   -------------   ----------   -----------
Short Contracts
Australian Dollar          7/27/06       16,175,000   12,014,992   $    85,246
Brazilian Real             7/27/06        4,655,000    2,146,201         3,670
British Pound Sterling     7/27/06       19,637,000   36,334,486      (950,678)
Danish Krone               7/27/06       20,266,000    3,481,529       (93,415)
Euro                       7/27/06       60,222,000   77,176,943    (2,083,722)
Hong Kong Dollar           7/27/06       61,846,000    7,970,531        16,675
Indonesian Rupiah          7/27/06      375,184,000    8,143,696       103,050
Japanese Yen               7/27/06    7,277,806,000   63,854,510       319,712
Mexican Peso               7/27/06      108,085,000    9,516,187       173,190
Singapore Dollar           7/27/06        1,834,000    1,160,163        (1,384)
South African Rand         7/27/06       62,842,000    8,748,209     1,160,015
Swedish Krona              7/27/06       46,653,000    6,497,962      (224,915)
Swiss Franc                7/27/06       47,692,000   39,132,094    (1,044,044)
Taiwanese Dollar           7/27/06      132,477,000    4,105,720        61,534
                                                                   -----------
                                                                   $(2,475,066)

As of June 30, 2006, the Convertible Fund had the following open forward foreign currency contracts:

                         SETTLEMENT      LOCAL        CURRENT     UNREALIZED
                            DATE        CURRENCY       VALUE     GAIN (LOSS)
                         ----------   -----------   ----------   -----------
Short Contracts
British Pound Sterling     7/27/06      3,189,000    5,900,630    $(199,240)
Euro                       7/27/06      8,283,877   10,616,125     (286,628)
Japanese Yen               7/27/06    261,823,000    2,297,200       11,502
Swiss Franc                7/27/06     14,921,000   12,242,933     (383,740)
                                                                  ---------
                                                                  $(858,106)

NOTE 5

SYNTHETIC CONVERTIBLE INSTRUMENTS. The Funds may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 6

SECURITIES LENDING. During the period ended June 30, 2006, the Funds loaned certain of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At June 30, 2006, the Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had securities valued at $2,557,477,805, $12,540,680, $18,036,128, $72,934,580,
$1,060,605,411, $36,448,220, and, $155,986,306, respectively, on loan to broker-dealers and banks and Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund and Convertible Fund had $2,599,543,030, $12,792,870, $18,492,606, $74,274,707, $1,087,942,135,
$37,646,570 and $159,397,329, respectively, in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust


By: /s/ John P. Calamos, Sr.
    ----------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: August 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust


By: /s/ John P. Calamos, Sr.
    ----------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: August 29, 2006


By: /s/ Patrick H. Dudasik
    ----------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: August 29, 2006